________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II






                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2001






                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                  919-831-2370

                               CAPITAL VALUE FUND
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Value Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                               Capital Value Fund

                                  May 24, 2001



Our message in December, 1999 was don't fight the Fed. Equities' performance has been marginal at best over the last year. However, the Fed discount rate sits at a seven year low, and the Prime rate is 7% as of March 31, 2001. I believe now is the time to move more aggressively into stocks.

The last time the economy teetered on the brink of recession, Ronald Reagan was in the White House and interest rates were in the mid-teens! That's right mid-teens. Those high rates limited companies' ability to grow, and limited their price-to-earnings ratios. In contrast, the current lower rate environment allows much higher PE multiples than in the past. It's no accident that the grand bull market began its climb in 1982 just as interest rates began an unprecedented eighteen year decline.

I sound like a broken record, but an equity mix of technology, financial, cyclical and retail companies will lead to above average returns over the coming 18 months. We have seen the lows in the stock market, but we will still experience declines that will test the mettle of the new bull market. Those declines will need to be bought. The sign of a good market is one that doesn't slow down to let you in. I believe the stock market's spring rally qualifies. The Capital Value Fund's asset mix has been very conservative since September of 1999. In hindsight, that has been the correct decision. However, now is the time to move forward, and I look forward to increasing the fund's equity position.

Hal Eddins







--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                               CAPITAL VALUE FUND

                     Performance Update - $10,000 Investment

             For the period from December 31, 1991 to March 31, 2001


[Line graph here]:

--------------------------------------------------------------------------------
                                        60% S&P 500 Total Return Index /
               Capital Value Fund       40% Lehman Brothers Aggregate Bond Index
--------------------------------------------------------------------------------
12/31/91            $ 9,650                          $10,000
 3/31/92              9,541                            9,797
 9/30/92              9,929                           10,432
 3/31/93             10,616                           11,213
 9/30/93             10,898                           11,659
 3/31/94             11,099                           11,418
 9/30/94             11,395                           11,763
 3/31/95             12,084                           12,711
 9/30/95             13,474                           14,547
 3/31/96             14,037                           15,767
 9/30/96             14,473                           16,702
 3/31/97             15,031                           18,098
 9/30/97             18,987                           21,780
 3/31/98             19,975                           24,773
 9/30/98             19,436                           23,890
 3/31/99             22,905                           28,597
 9/30/99             23,308                           28,663
 3/31/00             33,598                           32,656
 9/30/00             29,418                           32,052
 3/31/01             23,916                           27,900


This graph depicts the performance of Capital Value Fund versus a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index. It is important to note that the Capital Value Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

  ------------------------------ ------------- ------------ -----------------
                                   One Year     Five Years    Since 12/31/91
  ------------------------------ ------------- ------------ -----------------
          No Sales Load            (28.82)%       11.24 %         10.30 %
  ------------------------------ ------------- ------------ -----------------
     3.50% Maximum Sales Load      (31.31)%       10.45 %          9.88 %
  ------------------------------ ------------- ------------ -----------------


>> The graph assumes an initial $10,000 investment at December 31, 1991 ($9,650 after maximum sales load of 3.50%). All dividends and distributions are reinvested.

>> At March 31, 2001, the value of the Capital Value Fund would have increased to $23,916 - a cumulative total investment return of 139.16% since December 31, 1991. Without the deduction of the 3.50% maximum sales load, the value of the Capital Value Fund would have increased to $24,783 - a cumulative total investment return of 147.83% since December 31, 1991. The sales load may be reduced or eliminated for larger purchases.

>> At March 31, 2001, the value of a similar investment in a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index would have increased to $27,900 - a cumulative total investment return of 179.00% since December 31, 1991.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 38.20%

      Auto & Trucks - 3.17%
           DaimlerChrysler AG ....................................................                    2,000              $    89,160
           Ford Motor Company ....................................................                    5,000                  140,100
           General Motors Corporation ............................................                    3,000                  155,670
                                                                                                                         -----------
                                                                                                                             384,930
                                                                                                                         -----------
      Commercial Services - 0.78%
        (a)Gartner Group, Inc. Class A ...........................................                   14,000                   94,360
                                                                                                                         -----------

      Computers - 4.33%
           Compaq Computer Corporation ...........................................                   15,000                  273,000
           EMC Corporation .......................................................                    6,000                  176,160
        (a)Sun Microsystems, Inc. ................................................                    5,000                   76,850
                                                                                                                         -----------
                                                                                                                             526,010
                                                                                                                         -----------
      Computer Services & Software - 8.21%
        (a)Cisco Systems, Inc. ...................................................                   23,000                  362,250
        (a)Citrix Systems, Inc. ..................................................                    4,000                   84,750
        (a)McDATA Corporation ....................................................                      220                    4,153
        (a)New Era of Networks, Inc. .............................................                   17,000                  100,937
        (a)Oracle Corporation ....................................................                   12,000                  179,760
        (a)Parametric Technology Corporation .....................................                   15,000                  135,938
        (a)Synopsis, Inc. ........................................................                    2,000                   93,875
        (a)Xilinx, Inc. ..........................................................                    1,000                   35,125
                                                                                                                         -----------
                                                                                                                             996,788
                                                                                                                         -----------
      Electronics - 2.33%
        (a)Altera Corporation ....................................................                    2,000                   42,750
           Hewlett-Packard Company ...............................................                    4,000                  125,080
           Motorola, Inc. ........................................................                    7,000                   99,750
        (a)TriQuint Semiconductor, Inc. ..........................................                    1,000                   14,812
                                                                                                                         -----------
                                                                                                                             282,392
                                                                                                                         -----------
      Electronics - Semiconductor - 0.36%
        (a)Atmel Corporation .....................................................                    2,000                   19,625
        (a)LSI Logic Corporation .................................................                    1,500                   23,595
                                                                                                                         -----------
                                                                                                                              43,220
                                                                                                                         -----------
      Financial - Banks, Money Center - 4.54%
           Bank of America Corporation ...........................................                    4,000                  219,000
           Bank One Corporation ..................................................                    3,000                  108,510
           J.P. Morgan Chase & Co. ...............................................                    5,000                  224,500
                                                                                                                         -----------
                                                                                                                             552,010
                                                                                                                         -----------
      Financial - Securities Brokers - 0.96%
        (a)Knight Trading Group, Inc. ............................................                    8,000                  117,000
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial Services - 1.28%
        (a)Ameritrade Holding Corporation ........................................                    3,000              $    15,844
        (a)E*TRADE Group, Inc. ...................................................                   20,000                  139,600
                                                                                                                         -----------
                                                                                                                             155,444
                                                                                                                         -----------
      Restaurants & Food Services - 1.53%
           McDonald's Corporation ................................................                    7,000                  186,200
                                                                                                                         -----------

      Retail - Apparel - 1.12%
           The Gap, Inc. .........................................................                    3,000                   71,160
           Nordstrom, Inc. .......................................................                    4,000                   65,120
                                                                                                                         -----------
                                                                                                                             136,280
                                                                                                                         -----------
      Retail - Department Stores - 1.25%
           Wal-Mart Stores, Inc. .................................................                    3,000                  151,470
                                                                                                                         -----------

      Telecommunications - 2.18%
        (a)ANADIGICS, Inc. .......................................................                    4,000                   53,250
        (a)Avaya Inc. ............................................................                      541                    7,033
           Lucent Technologies Inc. ..............................................                    8,500                   83,394
           Verizon Communications Inc. ...........................................                    2,440                  120,292
                                                                                                                         -----------
                                                                                                                             263,969
                                                                                                                         -----------
      Telecommunications Equipment - 1.16%
           L.M. Ericsson AB ......................................................                    8,000                   44,750
           Nokia Oyj-ADR .........................................................                    4,000                   96,000
                                                                                                                         -----------
                                                                                                                             140,750
                                                                                                                         -----------
      Transportation - Air - 3.02%
        (a)FedEx Corp. ...........................................................                    2,000                   83,220
        (a)US Airways Group, Inc. ................................................                    8,000                  283,600
                                                                                                                         -----------
                                                                                                                             366,820
                                                                                                                         -----------
      Transportation - Miscellaneous - 0.71%
           Werner Enterprises, Inc. ..............................................                    5,000                   85,625
                                                                                                                         -----------

      Trucking & Leasing - 0.91%
        (a)J.B. Hunt Transport Services, Inc. ....................................                    7,100                  110,937
                                                                                                                         -----------

      Utilities - Telecommunications - 0.36%
           Sprint Corporation ....................................................                    2,000                   43,980
                                                                                                                         -----------

           Total Common Stocks (Cost $5,389,865) ..........................................................                4,638,185
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Interest             Maturity                 Value
                                                        Principal               Rate                 Date                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 15.60%

      United States Treasury Bill ..................   $1,900,000              0.000%              04/19/01              $ 1,894,103
                                                                                                                         -----------
           (Cost $1,894,103)

CORPORATE OBLIGATIONS - 15.96%

      A T & T Corporation ..........................       50,000              7.500%              06/01/06                   52,250
      A T & T Corporation ..........................       50,000              8.125%              01/15/22                   50,875
      A T & T Corporation ..........................       50,000              8.125%              07/15/24                   50,125
      A T & T Corporation ..........................      100,000              8.625%              12/01/31                  104,000
      American Express Company .....................       50,000              8.625%              05/15/22                   52,828
      Anheuser-Busch Companies, Inc. ...............       25,000              9.000%              12/01/09                   30,082
      Archer Daniels Midland Corporation ...........      100,000              6.250%              05/15/03                  102,393
      Archer Daniels Midland Corporation ...........       25,000              8.875%              04/15/11                   29,909
      BellSouth Telecommunications .................       50,000              6.250%              05/15/03                   50,875
      BellSouth Telecommunications .................       50,000              7.000%              02/01/05                   52,125
      BellSouth Telecommunications .................       25,000              7.875%              08/01/32                   25,813
      BellSouth Telecommunications .................      125,000              6.750%              10/15/33                  116,563
      The Boeing Company ...........................      150,000              8.750%              09/15/31                  187,254
      The Coca-Cola Company ........................       70,000              8.500%              02/01/22                   82,054
      Du Pont (E.I.) De Nemours & Company ..........       50,000              8.125%              03/15/04                   53,643
      Du Pont (E.I.) De Nemours & Company ..........       50,000              7.950%              01/15/23                   50,478
      Duke Energy Corp .............................       20,000              6.375%              03/01/08                   95,000
      Duke Energy Corp .............................      100,000              6.750%              08/01/25                   20,150
      General Electric Capital Corporation .........      100,000              8.750%              05/21/07                  114,713
      International Business Machines ..............       50,000              8.375%              11/01/19                   57,000
      Morgan Stanley Group, Inc. ...................       75,000              7.500%              02/01/24                   73,349
      Pacific Bell .................................      100,000              6.250%              03/01/05                  101,595
      United Parcel Service of America .............       50,000              8.375%              04/01/20                   58,999
      US West Communications Group .................       50,000              6.875%              09/15/33                   42,002
      Wachovia Corporation .........................       75,000              6.375%              04/15/03                   76,474
      Wal-Mart Stores, Inc. ........................       25,000              6.500%              06/01/03                   25,803
      Wal-Mart Stores, Inc. ........................      150,000              8.875%              06/29/11                  153,818
      Wal-Mart Stores, Inc. ........................       25,000              8.500%              09/15/24                   27,354
                                                                                                                         -----------

           Total Corporate Obligations (Cost $1,799,229) ..................................................                1,937,524
                                                                                                                         -----------





                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                  Principal                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 9.88%

      Baystate Health - 0.00%, due 4/02/01 .........................................              $ 600,000              $   599,923
      Unilever Capital - 0.00%, due 4/06/01 ........................................                600,000                  599,618
                                                                                                                         -----------

           Total Commercial Paper (Cost $1,199,541) .......................................................                1,199,541
                                                                                                                         -----------

                                                                                                  ----------
INVESTMENT COMPANIES - 8.99%                                                                        Shares
                                                                                                  ----------

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ................................                545,850                  545,850
      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Select Shares .................................                545,849                  545,849
                                                                                                                         -----------

           Total Investment Companies (Cost $1,091,699) ...................................................                1,091,699
                                                                                                                         -----------


Total Value of Investments (Cost $11,374,437 (b)) ..................................                  88.63 %            $10,761,052
Other Assets Less Liabilities ......................................................                  11.37 %              1,380,850
                                                                                                     ------              -----------
      Net Assets ...................................................................                 100.00 %            $12,141,902
                                                                                                     ======              ===========




      (a) Non-income producing investment.

      (b) Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.   Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation ........................................................................             $   985,567
           Unrealized depreciation ........................................................................              (1,598,952)
                                                                                                                        -----------

                      Net unrealized depreciation .........................................................             $  (613,385)
                                                                                                                        ===========






See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2001


ASSETS
      Investments, at value (cost $11,374,437) ........................................................                $ 10,761,052
      Cash ............................................................................................                   1,357,563
      Income receivable ...............................................................................                      44,833
      Receivable for fund shares sold .................................................................                       2,896
      Other assets ....................................................................................                          89
                                                                                                                       ------------

           Total assets ...............................................................................                  12,166,433
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      24,531
                                                                                                                       ------------

NET ASSETS
      (applicable to 1,038,541 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 12,141,902
                                                                                                                       ============

NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR CLASS SHARE
      ($12,141,902 / 1,038,541 shares) ................................................................                $      11.69
                                                                                                                       ============

OFFERING PRICE PER INVESTOR CLASS SHARE
      (100 / 96.5 of $11.69) ..........................................................................                $      12.11
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 12,488,813
      Undistributed net realized gain on investments ..................................................                     266,474
      Net unrealized depreciation on investments ......................................................                    (613,385)
                                                                                                                       ------------
                                                                                                                       $ 12,141,902
                                                                                                                       ============











See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2001


NET INVESTMENT LOSS

      Income
           Interest .....................................................................................               $   159,716
           Dividends ....................................................................................                   120,007
                                                                                                                        -----------

               Total income .............................................................................                   279,723
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    86,522
           Fund administration fees (note 2) ............................................................                    25,236
           Distribution and service fees (note 3) .......................................................                    72,102
           Custody fees .................................................................................                     6,544
           Registration and filing administration fees (note 2) .........................................                     3,600
           Fund accounting fees (note 2) ................................................................                    25,441
           Audit fees ...................................................................................                    13,664
           Legal fees ...................................................................................                     9,750
           Securities pricing fees ......................................................................                     5,724
           Shareholder servicing expenses ...............................................................                     6,384
           Shareholder recordkeeping fees ...............................................................                    12,000
           Other accounting fees (note 2) ...............................................................                       351
           Registration and filing expenses .............................................................                     6,325
           Printing expenses ............................................................................                     3,965
           Trustee fees and meeting expenses ............................................................                     4,000
           Other operating expenses .....................................................................                     6,000
                                                                                                                        -----------

               Total expenses ...........................................................................                   287,608
                                                                                                                        -----------

                    Net investment loss .................................................................                    (7,885)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                 2,905,123
      Decrease in unrealized appreciation on investments ................................................                (7,753,602)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (4,848,479)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(4,856,364)
                                                                                                                        ===========







See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Year ended           Year ended
                                                                                                    March 31,            March 31,
                                                                                                      2001                 2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment (loss) income ............................................                 $    (7,885)         $     7,418
         Net realized gain from investment transactions ..........................                   2,905,123              828,190
         (Decrease) increase in unrealized appreciation on investments ...........                  (7,753,602)           4,240,386
                                                                                                   -----------          -----------

              Net (decrease) increase in net assets resulting from operations ....                  (4,856,364)           5,075,994
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net investment income ...................................................                           0               (7,418)
         Net realized gain from investment transactions ..........................                  (2,941,713)            (939,190)
                                                                                                   -----------          -----------

              Decrease in net assets resulting from distributions ................                  (2,941,713)            (946,608)
                                                                                                   -----------          -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ....                   3,452,732            1,301,587
                                                                                                   -----------          -----------

                     Total (decrease) increase in net assets .....................                  (4,345,345)           5,430,973

NET ASSETS

     Beginning of year ...........................................................                  16,487,247           11,056,274
                                                                                                   -----------          -----------

     End of year .................................................................                 $12,141,902          $16,487,247
                                                                                                   ===========          ===========

(a) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                    Year ended                                Year ended
                                                                  March 31, 2001                            March 31, 2000

                                                           Shares                Value               Shares                Value
                                                         ---------------------------------------------------------------------------

Shares sold ............................................     139,269          $ 2,143,224               82,969          $ 1,479,836

Shares issued for reinvestment of distributions ........     225,075            2,935,575               49,947              944,653
                                                         -----------          -----------          -----------          -----------

                                                             364,344            5,078,799              132,916            2,424,489

Shares redeemed ........................................    (111,584)          (1,626,067)             (69,039)          (1,122,902)

                                                         -----------          -----------          -----------          -----------

     Net increase ......................................     252,760          $ 3,452,732               63,877          $ 1,301,587
                                                         ===========          ===========          ===========          ===========


See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Year ended      Year ended      Year ended      Year ended      Year ended
                                                        March 31,       March 31,       March 31,       March 31,       March 31,
                                                          2001            2000            1999            1998            1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ................... $     20.98     $     15.32     $     14.51     $     12.50     $     11.92

      (Loss) income from investment operations
           Net investment (loss) income ..............       (0.01)           0.01            0.06            0.13            0.15
           Net realized and unrealized (loss) gain
               on investments ........................       (5.70)           6.99            2.02            3.93            0.70
                                                       -----------     -----------     -----------     -----------     -----------

               Total from investment operations ......       (5.71)           7.00            2.08            4.06            0.85
                                                       -----------     -----------     -----------     -----------     -----------

      Distributions to shareholders from
           Net investment income .....................        0.00           (0.01)          (0.06)          (0.13)          (0.15)
           Tax return of capital .....................        0.00            0.00            0.00            0.00           (0.01)
           Net realized gain from investment
               transactions ..........................       (3.58)          (1.33)          (1.21)          (1.92)          (0.11)
                                                       -----------     -----------     -----------     -----------     -----------
               Total distributions ...................       (3.58)          (1.34)          (1.27)          (2.05)          (0.27)
                                                       -----------     -----------     -----------     -----------     -----------

Net asset value, end of year ......................... $     11.69     $     20.98     $     15.32     $     14.51     $     12.50
                                                       ===========     ===========     ===========     ===========     ===========

Total return .........................................      (28.82)%         46.68 %         14.67 %         32.89 %          7.08 %
                                                       ===========     ===========     ===========     ===========     ===========

Ratios/supplemental data
      Net assets, end of year ........................ $12,141,902     $16,487,247     $11,056,274     $ 9,888,068     $ 7,738,255
                                                       ===========     ===========     ===========     ===========     ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees      1.99 %          1.95 %          2.15 %          2.12 %          2.38 %
           After expense reimbursements and waived fees       1.99 %          1.95 %          2.15 %          2.12 %          2.38 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees     (0.05)%          0.06 %          0.40 %          0.91 %          1.12 %
           After expense reimbursements and waived fees      (0.05)%          0.06 %          0.40 %          0.91 %          1.12 %

      Portfolio turnover rate ........................       55.35 %         34.93 %         70.65 %         33.50 %          7.31 %


See accompanying notes to financial statements


                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Capital Value Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Investor Class Shares of the Fund on June 15, 1995. An additional class of shares, the T Shares, was authorized on September 27, 1999. To date, only Investor Class Shares have been issued by the Fund. The T Shares will be sold without a sales charge and will bear distribution and service fees which may not exceed 0.75% of the T Shares' average net assets annually. The Investor Class Shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income and net realized gains may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001



              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. From April 1, 2000 to November 30, 2000, the Administrator also received a monthly fee of $2,000 for accounting and record-keeping services. Beginning December 1, 2000, this fee was adjusted to $2,250 per month, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Funds' transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2001, the Distributor retained sales charges in the amount of $ 2,457.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001



NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, as amended, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class Shares'
              average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $72,102 of such expenses under the Plan for the year ended March 31, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $5,784,294 and $10,205,638, respectively, for the year ended March 31, 2001.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

              For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $3.58 per share in distributions for the year ended March 31, 2001, $3.25 represents long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                                       Deloitte
                                                                       & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Nottingham Investment Trust II and Shareholders of Capital Value Fund:


We have audited the accompanying statement of assets and liabilities of Capital Value Fund (the "Fund"), including the portfolio of investments, as of March 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Value Fund as of March 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
April 27, 2001


________
Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________


                       EARNEST Partners Fixed Income Trust

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II





                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2001




                               INVESTMENT ADVISOR
                          EARNEST Partners Limited, LLC
                              75 Fourteenth Street
                                   Suite 2300
                                Atlanta, GA 30309


                       EARNEST PARTNERS FIXED INCOME TRUST
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the EARNEST Partners Fixed Income Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                   (This page was intentionally left blank.)

[Letterhead]

--------------------
  EARNEST PARTNERS
--------------------
________________________________________________________________________________
                           75 Fourteenth Street ~ Suite 2300 ~ Atlanta, GA 30309
                                             (404) 815-8772 ~ Fax (404) 815-8949
                                               E-Mail invest@earnestpartners.com




Dear Shareholders of the EARNEST Partners Fixed Income Trust:

         Enclosed for your review is the annual report for the EARNEST Partners Fixed Income Trust (the "Fund") for the fiscal year ended 31 March 2001. The bond market performed well over the last 12 months, especially in view of the dismal year equities had, with the Lehman Aggregate index up 12.53%. By the end of the year, all sectors performed well, but there was much volatility along the way. A year ago, the Federal Reserve's target for the short-term Fed Funds rate was 6%. The rate was increased in May to 6.5%, where it stayed until January 2001, when it started a series of declines ending at 5% on 3/31/2001. For the year, interest rates fell across the board, declining more on the short end as the yield curve returned to a normal and somewhat steep shape. As concern increased that the economy might dip into a recession, spreads widened on bonds bearing credit risk, but the first quarter of this year saw spreads come back in.

         For the trailing year ended 31 March 2001, the Fund's cumulative total return was 11.46%, placing it 130th out of 287 funds in the Lipper Intermediate Investment Grade Debt Funds classification ("Lipper Classification").1 For the trailing three years ended 31 March 2001, the Fund's average annual total return was 6.22%, ranking the Fund 68th out of 218 funds in the Lipper Classification. Finally, for the trailing five years ended 31 March 2001, the Fund's average annual total return was 6.77%, placing the Fund 54th out of 150 funds in the Lipper Classification. We continue our focus on the higher-quality end of the credit spectrum, where we still find value. In an environment like the one now, with name-brand corporations dropping from investment grade to junk, corporations like J.C. Penney and Xerox, we believe owning quality is even more important. Though California's Pacific Gas & Electric problems are well known now, it should be remembered that the company was rated investment grade on 12/31/2000. As you know, we are not in these situations.

         We  will   continue   to   invest   your   fund  in  our   time-tested,
capital-preserving style. Thank you for your continued faith in our management.

Very truly yours,

/s/ Douglas Folk

EARNEST Partners Limited, LLC
Douglas Folk, CFA
Partner

--------
1 Information based on performance data as of 31 March 2001 from Lipper, Inc.(C)Reuters SA.

                       EARNEST Partners Fixed Income Trust

                     Performance Update - $50,000 Investment

                      For the period from November 15, 1991
                 (Commencement of Operations) to March 31, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
              EARNEST Partners          Lehman Brothers    Lipper Intermediate
                Fixed Income            Aggregate Bond      Investment Grade
                   Trust                    Index           Debt Fund Index
--------------------------------------------------------------------------------
11/15/91          $50,000                  $50,000              $50,000
 3/31/92           50,612                   51,059               51,108
 9/30/92           53,918                   55,401               55,567
 3/31/93           56,875                   57,844               57,912
 9/30/93           60,027                   60,928               60,941
 3/31/94           57,694                   59,216               59,307
 9/30/94           57,278                   58,963               58,974
 3/31/95           60,423                   62,171               61,709
 9/30/95           64,915                   67,254               66,360
 3/31/96           66,888                   68,877               67,915
 9/30/96           68,955                   70,549               69,371
 3/31/97           70,484                   72,259               70,914
 9/30/97           74,761                   77,402               75,618
 3/31/98           77,470                   80,920               78,518
 9/30/98           83,663                   86,312               83,310
 3/31/99           82,095                   86,173               83,068
 9/30/99           81,534                   85,996               82,747
 3/31/00           83,298                   87,786               84,217
 9/30/00           86,573                   92,007               87,811
 3/31/01           92,844                   98,792               94,191


This graph depicts the performance of the EARNEST Partners Fixed Income Trust versus the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Fund Index. It is important to note that the EARNEST Partners Fixed Income Trust is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

            ------------------ ---------------- ---------------------
                                                    Since 11/15/91
                 One Year         Five Years       (Commencement of
                                                     Operations)
            ------------------ ---------------- ---------------------
                  11.46 %           6.77 %              6.82 %
            ------------------ ---------------- ---------------------


>>   The graph  assumes an initial  $50,000  investment  at  November  15,  1991
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At March 31, 2001, the value of the EARNEST Partners Fixed Income Trust would have increased to $92,844 - a cumulative total investment return of 85.69% since November 15, 1991.

>> At March 31, 2001, the value of a similar investment in the Lehman Brothers Aggregate Bond Index would have increased to $98,792 - a cumulative total investment return of 97.58%; and a similar investment in the Lipper Intermediate Investment Grade Debt Fund Index would have increased to $94,191 - a cumulative total investment return of 88.38% since November 15, 1991.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Interest       Maturity          Value
                                                                           Principal         Rate           Date           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.45%

      A.I.D. - Equador .................................................   $ 70,732         7.050%        05/01/15        $   76,209
      A.I.D. - Ivory Coast .............................................    209,097         8.100%        12/01/06           210,569
      A.I.D. - Peru ....................................................    130,511         8.350%        01/01/07           131,513
      Attransco Title XI ...............................................    399,041         6.120%        04/01/08           405,253
      B.A.L.T. Conway Partnership Title XI .............................     91,494        10.750%        11/15/03            92,402
      Federal Agricultural Mortgage Corporation
           Series AM-1003 ..............................................    623,279         6.820%        04/25/13           646,548
      Federal National Mortgage Association
           Pool #73401 .................................................    473,157         6.440%        03/01/06           481,123
      Lawrence Steamship Company Title XI ..............................    173,093         7.270%        09/01/03           178,642
      Small Business Administration 98-B ...............................    865,885         6.150%        02/01/18           857,577
                                                                                                                          ----------

           Total U.S. Government and Agency Obligations (Cost $3,043,267) ........................................         3,079,836
                                                                                                                          ----------

U.S. GOVERNMENT INSURED OBLIGATIONS - 14.10%

      Federal Housing Authority Project Loan
           Downtowner Apartments .......................................    140,287         8.375%        11/01/11           145,672
           GMAC 32 .....................................................     57,956         7.430%        12/01/21            57,376
           Reilly #046 .................................................    354,795         6.970%        06/01/14           355,278
           USGI #87 ....................................................    376,111         7.430%        08/01/23           376,523
                                                                                                                          ----------

           Total U.S. Government Insured Obligations (Cost $935,811) .............................................           934,849
                                                                                                                          ----------

CORPORATE OBLIGATIONS - 35.41%

      Burlington North Santa Fe ........................................    676,000         2.625%        01/01/10           506,155
      California Infrastructure SDG&E Series 1997-1 ....................    500,000         6.370%        12/26/09           509,688
      Continental Airlines Inc. ........................................    429,625         7.750%        07/02/14           456,140
      Tennessee Valley Authority .......................................    400,000         5.375%        11/13/08           395,334
      Union Pacific Corporation ........................................    461,861         7.280%        04/30/15           480,469
                                                                                                                          ----------

           Total Corporate Obligations (Cost $2,315,513) .........................................................         2,347,786
                                                                                                                          ----------

PRIVATE MORTGAGE BACKED SECURITY - 0.25%

      National Housing Partnership .....................................     16,551         9.500%        05/01/03            16,608
           (Cost $16,551)                                                                                                 ----------



                                                                                                                         (Continued)

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                           Shares          (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 2.50%

      AIM Short Term Prime Fund A ................................................                         165,908        $  165,908
           (Cost $165,908)                                                                                                ----------



Total Value of Investments (Cost $6,477,050 (a)) .................................                           98.71 %      $6,544,987
Other Assets less Liabilities ....................................................                            1.29 %          85,612
                                                                                                            ------        ----------
      Net Assets .................................................................                          100.00 %      $6,630,599
                                                                                                            ======        ==========




      (a)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ...............................................................................       $   89,673
           Unrealized depreciation ...............................................................................          (21,736)
                                                                                                                         ----------

               Net unrealized appreciation .......................................................................       $   67,937
                                                                                                                         ==========



















See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2001


ASSETS
      Investments, at value (cost $6,477,050) .........................................................                 $ 6,544,987
      Cash ............................................................................................                       4,628
      Income receivable ...............................................................................                      82,060
      Other assets ....................................................................................                         103
      Due from advisor (note 2) .......................................................................                       6,019
                                                                                                                        -----------

           Total assets ...............................................................................                   6,637,797
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                       7,198
                                                                                                                        -----------

NET ASSETS
      (applicable to 642,419 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 6,630,599
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($6,630,599 / 642,419 shares) ...................................................................                 $     10.32
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 6,972,454
      Undistributed net investment income .............................................................                           5
      Accumulated net realized loss on investments ....................................................                    (409,797)
      Net unrealized appreciation on investments ......................................................                      67,937
                                                                                                                        -----------
                                                                                                                        $ 6,630,599
                                                                                                                        ===========


















See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2001


NET INVESTMENT INCOME

      Income
           Interest ......................................................................................                $ 502,316
           Dividends .....................................................................................                   14,373
                                                                                                                          ---------

               Total Income ..............................................................................                  516,689
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   33,455
           Fund administration fees (note 2) .............................................................                    9,293
           Custody fees ..................................................................................                    2,816
           Registration and filing administration fees (note 2) ..........................................                    2,719
           Fund accounting fees (note 2) .................................................................                   25,227
           Audit fees ....................................................................................                   14,000
           Legal fees ....................................................................................                   12,055
           Securities pricing fees .......................................................................                    2,367
           Shareholder recordkeeping fees ................................................................                   12,000
           Other accounting fees (note 2) ................................................................                   14,706
           Shareholder servicing expenses ................................................................                    3,995
           Registration and filing expenses ..............................................................                    3,418
           Printing expenses .............................................................................                    2,335
           Trustee fees and meeting expenses .............................................................                    4,000
           Other operating expenses ......................................................................                    5,300
                                                                                                                          ---------

               Total expenses ............................................................................                  147,686
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ......................................................                  (47,282)
                    Investment advisory fees waived (note 2) .............................................                  (33,455)
                                                                                                                          ---------

               Net expenses ..............................................................................                   66,949
                                                                                                                          ---------

                    Net investment income ................................................................                  449,740
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (86,752)
      Decrease in unrealized depreciation on investments .................................................                  422,539
                                                                                                                          ---------

           Net realized and unrealized gain on investments ...............................................                  335,787
                                                                                                                          ---------

               Net increase in net assets resulting from operations ......................................                $ 785,527
                                                                                                                          =========



See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Year ended           Year ended
                                                                                                    March 31,            March 31,
                                                                                                      2001                 2000
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment income ...................................................                 $   449,740          $   537,520
         Net realized (loss) gain from investment transactions ...................                     (86,752)              14,373
         Decrease (increase) in unrealized depreciation on investments ...........                     422,539             (438,418)
                                                                                                   -----------          -----------

              Net increase in net assets resulting from operations ...............                     785,527              113,475
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net investment income ...................................................                    (450,310)            (537,002)
                                                                                                   -----------          -----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a) ....                  (1,897,866)          (2,849,995)
                                                                                                   -----------          -----------

                     Total decrease in net assets ................................                  (1,562,649)          (3,273,522)

NET ASSETS

     Beginning of year ...........................................................                   8,193,248           11,466,770
                                                                                                   -----------          -----------

     End of year     (including undistributed net investment income
                      of $5 in 2001 and $575 in 2000) ............................                 $ 6,630,599          $ 8,193,248
                                                                                                   ===========          ===========



(a) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                    Year ended                                Year ended
                                                                  March 31, 2001                            March 31, 2000

                                                           Shares                Value               Shares                Value
                                                        ----------------------------------------------------------------------------

Shares sold ............................................      25,120          $   249,158              133,527          $ 1,336,147

Shares issued for reinvestment of distributions ........      32,815              328,683               32,346              321,053
                                                         -----------          -----------          -----------          -----------

                                                              57,935              577,841              165,873            1,657,200

Shares redeemed ........................................    (248,030)          (2,475,707)            (447,049)          (4,507,195)
                                                         -----------          -----------          -----------          -----------

     Net decrease ......................................   (190,095)          $(1,897,866)            (281,176)         $(2,849,995)
                                                         ===========          ===========          ===========          ===========



See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                         March 31,       March 31,       March 31,       March 31,       March 31,
                                                           2001            2000            1999            1998            1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ..................   $      9.84     $     10.30     $     10.31     $      9.98     $     10.11

      Income from investment operations
           Net investment income ....................          0.61            0.60            0.62            0.64            0.65
           Net realized and unrealized gain (loss)
               on investments .......................          0.48           (0.46)          (0.01)           0.33           (0.13)
                                                        -----------     -----------     -----------     -----------     -----------

               Total from investment operations .....          1.09            0.14            0.61            0.97            0.52
                                                        -----------     -----------     -----------     -----------     -----------

      Distributions to shareholders from
           Net investment income ....................         (0.61)          (0.60)          (0.62)          (0.64)          (0.65)
                                                        -----------     -----------     -----------     -----------     -----------

Net asset value, end of year ........................   $     10.32     $      9.84     $     10.30     $     10.31     $      9.98
                                                        ===========     ===========     ===========     ===========     ===========

Total return ........................................         11.46%           1.47%           5.97%           9.91%           5.38%
                                                        ===========     ===========     ===========     ===========     ===========

Ratios/supplemental data
      Net assets, end of year .......................   $ 6,630,599     $ 8,193,248     $11,466,770     $13,899,229     $11,227,141
                                                        ===========     ===========     ===========     ===========     ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees       1.99%           1.57%           1.22%           1.10%           1.20%
           After expense reimbursements and waived fees        0.90%           0.90%           0.90%           0.90%           0.90%

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees       4.96%           5.26%           5.53%           6.01%           6.07%
           After expense reimbursements and waived fees        6.05%           5.93%           5.85%           6.21%           6.37%

      Portfolio turnover rate .......................          7.68%          15.41%          50.90%          38.46%          32.94%



See accompanying notes to financial statements


                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The EARNEST Partners Fixed Income Trust (the "Fund"), an open-end investment company formerly known as Investek Fixed Income Trust prior to June 9, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities. The Fund began operations on November 15, 1991.

         Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on August 1, 1996, and an additional class of shares, the Investor Shares, was authorized. To date, only Institutional Shares have been issued by the Fund. The Investor Shares will be sold with a sales charge and will bear potential distribution expenses and service fees. The Institutional Shares are sold without a sales charge and bears no shareholder servicing or distribution fees. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost which approximates value.

                  The financial statements include securities valued at $2,514,412 (37.92% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $408,384, $246,553 of which expires in the year 2003, $70,384 of which expires in the year 2004, and $91,447 of which expires in the year 2009. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.


                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001



                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.

         D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, EARNEST Partners Limited, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $33,455 ($0.04 per share) and reimbursed expenses totaling $47,282 for the year ended March 31, 2001.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. The Administrator also received a monthly fee of $2,000 for accounting and recordkeeping services through November 2000. Beginning December 1, 2000, this fee was increased to $2,250 per month with an additional charge of 0.01% of annual average net assets paid monthly. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001



         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $549,797 and $2,381,347, respectively, for the year ended March 31, 2001.

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                                       Deloitte
                                                                       & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Nottingham  Investment  Trust II and Shareholders of
   EARNEST Partners Fixed Income Trust:


We have audited the accompanying statement of assets and liabilities of EARNEST Partners Fixed Income Trust (the "Fund"), including the portfolio of investments, as of March 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EARNEST Partners Fixed Income Trust as of March 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
April 27, 2001




________
Deloitte
Touche
Tohmatsu
________

                   (This page was intentionally left blank.)

________________________________________________________________________________


                       EARNEST Partners Fixed Income Trust

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                                     [LOGO]

                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                           INSTITUTIONAL CLASS SHARES


                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2001


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

[LETTERHEAD]


                                 WST Growth Fund
                                  Annual Report
                              Institutional Shares

           "I like to buy stocks when the bears are giving them away."
                                                                  WARREN BUFFETT


The twelve-month period ending March 31, 2001, which coincides with the fiscal year of the WST Growth Fund, was one of the most challenging ever for stock investors. From its peak on March 24, 2000 to its bottom on March 22, 2001, the S&P 500 generated a total return including income of negative 26%. Many investors, particularly those in the tech sector, are now facing portfolio losses of 60% percent or more. Fear is rampant on Wall Street, having overwhelmed its evil twin Greed, and owners of stocks are beginning to capitulate by selling into the market's weakness. Despite the continued declines in the first few days of April, we believe that the market is making a major bottom. It is more important now than ever to maintain a long-term perspective. History repeats itself and both the market's fundamentals and its technical patterns point to higher equity prices over the next twelve months. Unfortunately the fund suffered along with the market last year, declining 24.08% over the twelve-month period ending March 31st. This return is slightly below that of the S&P 500, which fell 21.7% over the same period.

We continue to fine-tune the holdings in your Fund in our ongoing effort to insure that you own the best quality companies possible. Quality is the key as investors seek safety in times of fear and these companies will participate fully in the improved market environment we expect to see soon.

Seasoned investors, who experienced similar volatility in 1990, 1994 and 1998, know that markets move in cycles and that this particularly painful bear phase is part of the long-term investment process. Investors who have joined us in the last eighteen months need to remain patient as we wait for the markets to present a few opportunities to generate profits. We appreciate your patience and hope this letter will help you gain confidence in the future of the companies you own and the Fund overall.

                     Stocks: From Overvalued To Undervalued?

One of the most widely known contrary indicators used by market technicians is the level of bearishness in the media. In recent weeks, bears have graced the covers of Time, Newsweek, Business Week and Fortune and the talking heads on CNBC have everyone feeling sick to their stomachs. Fortunately, this level of bearishness is often indicative of a market bottom and as usual the media will be late to the party when reporting the next phase of the bull market when it occurs.

As we discussed in previous letters, the current market turmoil is primarily the result of excessive valuations in general and a long overdue technology correction. As we discussed on several occasions, certain segments of the market were overvalued and the NASDAQ's 39% correction in 2000 came as no real surprise. By avoiding names like Cisco, JDS Uniphase and the entire dot com arena, we were able to minimize volatility last year. The 15% correction in the S&P 500 from March 2000 to December of 2000 was also well within the range of previous technical corrections throughout the `90s.

What has been surprising is the severity of the decline during 2001. The technology inventory correction has spread into the rest of the economy resulting in the most rapid deceleration of corporate profits ever recorded. Several CEOs have noted to us in conversations that they have never seen business slow down as quickly as in late 2000 and early 2001. The result has been a swing in the pendulum from overvaluation to undervaluation in many stocks.

                          Performance: No Place to Hide

The market performance numbers listed above indicate that unlike 1994 or last year, the U.S. stock market offered no place for investors to hide in the first part of 2001. All of the major asset classes produced negative performance with the technology laden NASDAQ once again leading the downturn. Cumulative losses for this index since its peak a year ago now stand at 65%, a startling number which even so, masks the real carnage of the internet sector where success has been defined by mere survival for the companies left standing. The 21.7% decline in the S&P 500 during the Fund's fiscal year is a figure on par with the other major bear markets experienced during the past 100 years. "Classic growth" investors suffered even more during the year as the Vanguard Growth Index Fund declined 38.5%. A number of major growth mutual funds have suffered cumulative declines of over 50%, thereby retracing all of the gains they posted in the heady market of 1997-1999.

In the midst of all of this misery, our bullish thesis is supported by our view that the current bear market has run its course. While historical averages are not precise predictors, this indicator suggests that we are nearing a bottom.

                     Growth vs. Value: Shift in Leadership?

We have spoken at length in previous letters about the ongoing performance battle between growth and value stocks. The chart we included in our last letter depicted the dramatic rebound in the value sector over the past twelve months, with value actually posting positive returns after several years of miserable performance. Wilbanks, Smith & Thomas is a core manager with an emphasis on growth. Our goal is to outperform the S&P 500 without the volatility suffered by each of the two investment disciplines as they rotate in and out of favor.

As a core manager, a fundamental part of our top down research involves an evaluation of the relative attractiveness of various sectors of the market. While it may take several more quarters to finish washing out certain richly valued parts of the market, many former growth stocks are now priced like value stocks. Microsoft, Dell Computer and Tellabs are examples of very high quality names in the tech sector, which through their declines, are now priced like old-fashioned value stocks. Like Mr. Buffett, we like to buy stocks when the bears are giving them away and we now have our sights set on a number of other great growth companies that are for the first time in several years trading at prices that we deem reasonable. We will take advantage of these great opportunities.

                   Sector Research: Watching the Fundamentals

During the first quarter several sectors sold off without significant fundamental deterioration and represent attractive areas for investment now. The financial and health care sectors are each down over 20% this year. Although each is impacted to an extent by the weaker economy, each has fundamentals that remain relatively strong.

The backdrop for the financial sector has rarely been better with falling interest rates, expanding profit margins, and strong credit quality. The WST Growth Fund owns a trophy team of stallions. These include names such as AFLAC, American Express, and American International Group, (representing 2.0%, 2.7%, and 2.5% of the Fund's net assets, respectively) and recent additions such as Marsh McLennan and JP Morgan Chase, (representing 3.1% and 2.7% of the Fund's net assets, respectively). These companies generate massive amounts of free cash flow and most have a global presence.

We believe the graying of the American public and the new generation of drug technologies over the next five years will drive the success of our health care investments. Major drug companies can now be purchased at P/E ratios close to that of the market, a compelling level given these businesses' unique growth and defensive characteristics. Merck, Johnson & Johnson, Pharmacia, and Schering-Plough, (representing 2.5%, 2.6%, 2.7%, and 2.6% of the Fund's net assets, respectively) each have enviable business models which sport 75% gross margins and billions of dollars of free cash flow. These companies are on sale and it's time to go shopping!!


                     Research: Regulation FD Raises the Bar

Wilbanks, Smith & Thomas' research team has been working diligently during the past five months as Regulation FD took full effect on Wall Street with rather tumultuous results. Under the new regulation, whenever a company, or person acting on its behalf, discloses material nonpublic information to certain specified persons (in general, securities market professionals or holders of the company's securities who may be expected to trade on the basis of the information), the issuer must make public disclosure of that same information simultaneously (for intentional disclosures), or promptly - at least within the later of (i) 24 hours or (ii) the beginning of the next New York Stock Exchange trading day - (for unintentional disclosures). The impact of the new rule coupled with the rapid change in economic conditions resulted in an earnings season resembling a minefield. Whereas companies used to manage the Street's expectations for their quarterly earnings by discreetly leaking bits of information to a few analysts, the information flow is very lumpy now. Companies remain quiet until the information gap concerns them, then they preannounce their expectations causing huge volatility in the price of their stock. In a positive economic environment these surprises would be good news. Unfortunately the new regulations come at a time when many business models are under pressure, so negative surprises are the norm.

As a result, our analysts are mining more information from sources outside of corporate management. While we feel that hearing management's spin is a critical part of the due diligence process, conversations with suppliers, customers, and lower level management often afford us a view of both company and industry trends before the Street sees them. While we deeply believe in the excellence of our management teams we are also fans of the Ronald Reagan "trust but verify" doctrine. Put pejoratively, we view corporate management as the suspect and we are detectives. In that role we want to interview all of the witnesses we can in addition to listening to the suspect's side of the story.

We have also increased our reliance on our internal earnings models rather than using Wall Street research as Reg FD has diminished the quality of the published material. To that end we have actually increased the time spent reviewing our estimates with senior management as well as the other industry contacts. For example, during the first quarter of 2001, we had private one-on-one meetings with the CEOs of Kimberly-Clark, WorldCom, and Dollar Tree Stores. These meetings reinforce our conviction that our business models will stand the test of the economic slowdown and will remain great investments in the future. We are very encouraged by the direction that this work is taking us, although the market conditions during the first quarter made it seem at times that these efforts were futile.

              Portfolio Management: Put Your Best Team On The Floor

When a basketball team reaches the key moment in a game, the coach makes sure he has his best team on the floor. We view portfolio management in the same light. It will be critical for investors to own the highest quality securities with the best fundamentals in order to take maximum advantage of the rally we expect over the next twelve months. Our goal is to make sure we have 30-40 stocks in your Fund, all of which are hitting on all cylinders, so that the portfolio is positioned to outperform the S&P 500 in a better environment.

Occasionally we are forced to eliminate companies that are not performing up to our expectations and we use these situations to upgrade the overall quality of the portfolio. Our recent swap out of Motorola and into Dell Computer (representing 2.6% of the Fund's net assets) is an example of such a swap. After considerable research including visits with Motorola management, we concluded that CEO Tom Galvin lacked the resources we felt he needed to deliver the results that we were attempting to achieve through our investment in the company. After repeated failures with what was formerly a great business model, we made the decision to sell Motorola and replace it with a company with better management and greater business visibility for the next twelve months.

Dell is run by the revered business leader, Michael Dell, and is clearly the "best in breed" within the PC sector in terms of its business model. Compaq, IBM, and Hewlett Packard are all suffering the pains of having to compete with Dell. We expect a mini boom in PC spending next year as corporations upgrade the technology purchased in 1998 and 1999 in anticipation of Y2K and Dell will lead the market out as the PC cycle turns more favorable.

In addition to the Dell trade, seasoned portfolios saw sales of partial positions in several other companies in order to rebalance portfolios. Positions trimmed back this quarter include Tyco, Lowe's, Oracle and AOL (now representing 3.1%, 2.0%, 1.8% and 2.4% of the Fund's net assets, respectively). These sales reduced positions back to a normal allocation and gave us the opportunity to invest the proceeds in new ideas.

                       Market Outlook: 2002 Looks Great!!!

While this letter focuses primarily on our views of certain sectors and stocks and on the research process, we realize that most investors are much more concerned with the macro picture as it relates to the short term direction of the stock market. Occasionally one of the press's "Perma Bears" will draw parallels between the U.S. market at current levels and during periods such as 1929 and the early `70s. We believe the underlying fundaments of the U.S. economy are dramatically different today than they were in those cases. Today's economy enjoys low inflation (3%), low interest rates (4.5% - 5%), a massive $6 trillion budget surplus, a healthy financial and banking system and a relatively peaceful global political backdrop. The U.S. economy is also supported by a very accommodative Federal Reserve, which has even recently shown its willingness to aggressively cut interest rates to stimulate economic growth. These actions contrast those of government officials in the late `20s or early `70s when interest rates actually increased despite economic weakness.

Another parallel we see being drawn is that between the U.S. stock market and the Japanese stock market. Again we believe this comparison is invalid given the abundance of capital and raw materials available in the U.S. While last year's internet bubble does resemble the Nikkei index in 1989, we remain convinced that the majority of the high quality, fast growing companies in the U.S. technology sector are approaching such reasonable valuations that strong returns are likely going forward.

We believe that the shake out that has occurred in technology will result in a more reasonably capitalized and well-positioned set of companies. We mentioned our belief that a major PC investment cycle should occur over the next 12 - 18 months as the productivity boom in the U.S. continues and there is a good chance that this up cycle will catch Wall Street off guard.

Most importantly, our outlook for corporate profit growth in 2002 is much stronger than many Wall Street analysts expect. The recent round of layoffs will result in lean and mean corporate structures and these revitalized corporate engines will generate substantially higher profit with any increase in top line revenue. For example, once General Electric lays off 60,000 workers from its Honeywell acquisition, the remaining company will be far more profitable as business rebounds. Also, 2002 corporate profits will be compared with a miserable 2001, providing investors with even greater year-over-year earnings growth.

Investors need to remember that the market is a discounting mechanism and "Mr. Market" always looks 9-12 months ahead. We believe large institutional investors will focus on the robust 2002 outlook during the next three months and will begin to bid U.S. stock prices higher. Our technical indicators look very promising, just as they did in December of 1987, January of 1991, August of 1994 and October of 1998. These were the times when the market outlook appeared most bleak, and each proved to be unique buying opportunities for investors who maintained a long-term focus and were able to ignore the Wall Street Journal and the shrill of CNBC.

                                     Summary

We sincerely appreciate your support and ability to maintain a long-term focus in what has been a unique and volatile market environment. The Fund is full of great growing businesses run by top management teams and this is what drives stock values over the long haul.

We continue to work diligently on the firm's website and anticipate a number of upgrades in the near future. Our goal over the next six to nine months is to keep the website more current and include more up to the minute data on our views of your companies. We have expanded the section which discusses current portfolio holdings and have long term plans to include an audio section which will enable clients to listen to interviews with the portfolio management team. We will keep you apprised of our activities in this area.

Finally we thank all of you for the outpouring of support and affection in response to the untimely passing of Norwood Thomas. His commitment to his clients and our firm was unwavering. We appreciate the continued confidence of these clients and look forward to maintaining the same commitment to service and attention to detail that was Norwood's trademark.

Please let us know if you have any further questions or comments. We hope you have a pleasant spring and we look forward to improved markets ahead.

Wayne F. Wilbanks
L. Norfleet Smith, Jr.
T. Carl Turnage
Lawrence A. Bernert, III
D. J. Kyle Elliott





   *Statistical data provided herein was obtained from the following sources:
                         Baseline Financial Services.*

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated. Important factors that could result in such differences, include general economic conditions such as inflation, recession and interest rates.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.
--------------------------------------------------------------------------------

                                 WST GROWTH FUND
                           Institutional Class Shares

                     Performance Update - $25,000 Investment
             For the period from September 30, 1997 (Date of Initial
                      Public Investment) to March 31, 2001


--------------------------------------------------------------------------------
          WST Growth Fund                   60% S&P 500 Total Return Index,
           Institutional    S&P 500 Total   20% Russell 2000 Index and
           Class Shares     Return Index    20% Lehman Int. Govt/Corp Bond Index
--------------------------------------------------------------------------------
 9/30/97      $25,000         $25,000                 $25,000
12/31/97       25,502          25,718                  25,383
 3/31/98       28,179          29,306                  28,124
 6/30/98       28,453          30,273                  28,572
 9/30/98       24,759          27,262                  26,005
12/31/98       30,575          33,068                  30,165
 3/31/99       31,873          34,715                  30,894
 6/30/99       33,670          37,162                  33,030
 9/30/99       30,675          34,842                  31,369
12/31/99       34,893          40,026                  35,381
 3/31/00       35,442          40,944                  36,433
 6/30/00       34,444          39,856                  35,658
 9/30/00       32,422          39,470                  35,681
12/31/00       30,151          36,382                  33,667
 3/31/01       26,906          32,069                  30,953


This graph depicts the performance of the WST Growth Fund Institutional Class Shares versus the S&P 500 Total Return Index and the combined index of 60% S&P 500 Total Return Index, 20% Russell 2000 Index and 20% Lehman Intermediate Government/Corporate Bond Index. It is important to note that the WST Growth Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns
          ---------------- --------------- ---------------------------
              One Year       Three Years     Since 9/30/97 (Date of
                                             Initial Public Investment)
          ---------------- --------------- ---------------------------
              (24.08)%          (1.53)%               2.12 %
          ---------------- --------------- ---------------------------


>>   The graph assumes an initial $25,000 investment at September 30, 1997 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>> At March 31, 2001, the value of the WST Growth Fund Institutional Class Shares would have increased to $26,906 - a cumulative total investment return of 7.62% since September 30, 1997.

>> At March 31, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $32,069 - a cumulative total investment return of 28.27%; and the combined index of 60% S&P 500 Total
     Return Index, 20% Russell 2000 Index and 20% Lehman Intermediate Government/Corporate Bond Index ("Combined Index") would have increased to $ 30,953 - a cumulative total investment return of 23.81%, since September 30, 1997. The S&P 500 Total Return Index will replace the Combined Index used for illustrative purposes in prior annual reports as the Investment Advisor feels that the S&P 500 Total Return Index is a more accurate representation of the WST Growth Fund's current investment strategy than the Combined Index. Prior to March 31, 2000, the investment strategy of the WST Growth Fund focused on equity and income securities. Subsequent to March 31, 2000, this strategy was modified to focus primarily on equity securities, such as those included in the S&P 500 Total Return Index. For the fiscal year ended March 31, 2001, the investment in the WST Growth Fund Institutional Class Shares would have decreased in value by $8,536; the similar investment in the S&P 500 Total Return Index would have decreased in value by $8,875; and the similar investment in the Combined Index would have decreased in value by $5,480.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.24%

      Beverages - 3.13%
           Pepsico, Inc. .......................................................                    12,000               $   526,800
                                                                                                                         -----------

      Biopharmaceuticals - 2.69%
           Pharmacia Corporation ...............................................                     9,000                   453,330
                                                                                                                         -----------

      Building Materials - 1.97%
           Lowe's Companies, Inc. ..............................................                     5,700                   331,854
                                                                                                                         -----------

      Computers - 4.47%
        (a)Dell Computer Corporation ...........................................                    17,000                   436,688
        (a)Sun Microsystems, Inc. ..............................................                    20,500                   315,085
                                                                                                                         -----------
                                                                                                                             751,773
                                                                                                                         -----------
      Computer Software & Services - 9.74%
        (a)AOL Time Warner Inc. ................................................                    10,000                   402,500
           First Data Corporation ..............................................                     7,000                   417,970
        (a)Microsoft Corporation ...............................................                     9,500                   518,937
        (a)Oracle Corporation ..................................................                    20,000                   299,600
                                                                                                                         -----------
                                                                                                                           1,639,007
                                                                                                                         -----------
      Electrical Equipment - 3.31%
           Emerson Electric Co. ................................................                     9,000                   557,640
                                                                                                                         -----------

      Electronics - Semiconductor - 3.93%
           Intel Corporation ...................................................                    11,000                   289,437
           Texas Instruments Incorporated ......................................                    12,000                   371,760
                                                                                                                         -----------
                                                                                                                             661,197
                                                                                                                         -----------
      Entertainment - 2.38%
           The Walt Disney Company .............................................                    14,000                   400,260
                                                                                                                         -----------

      Financial - Banks, Money Centers - 5.66%
           Citigroup Inc. ......................................................                    11,166                   502,247
           J.P. Morgan Chase & Co. .............................................                    10,000                   449,000
                                                                                                                         -----------
                                                                                                                             951,247
                                                                                                                         -----------
      Financial Services - 5.53%
           American Express Company ............................................                    11,000                   454,300
           Fannie Mae ..........................................................                     6,000                   476,700
                                                                                                                         -----------
                                                                                                                             931,000
                                                                                                                         -----------
      Industrial Materials - Specialty - 2.97%
        (a)The AES Corporation .................................................                    10,000                   499,600
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Life & Health - 5.07%
           AFLAC  INCORPORATED ...................................................                   12,000              $   330,480
           Marsh & McLennan Companies, Inc. ......................................                    5,500                  522,610
                                                                                                                         -----------
                                                                                                                             853,090
                                                                                                                         -----------
      Insurance - Multiline - 4.43%
           American International Group, Inc. ....................................                    5,250                  422,625
           CIGNA Corporation .....................................................                    3,000                  321,780
                                                                                                                         -----------
                                                                                                                             744,405
                                                                                                                         -----------
      Medical Supplies - 2.60%
           Johnson & Johnson .....................................................                    5,000                  437,300
                                                                                                                         -----------

      Miscellaneous - Manufacturing - 3.08%
           Tyco International Ltd. ...............................................                   12,000                  518,760
                                                                                                                         -----------

      Oil & Gas - International - 2.47%
        (a)Noble Drilling Corporation ............................................                    9,000                  415,350
                                                                                                                         -----------

      Oil & Gas - Equipment & Services - 2.74%
           Schlumberger Limited ..................................................                    8,000                  460,880
                                                                                                                         -----------

      Oil & Gas - Exploration - 2.89%
           Exxon Mobil Corporation ...............................................                    6,000                  486,000
                                                                                                                         -----------

      Packaging & Containers - 3.23%
           Kimberly-Clark Corporation ............................................                    8,000                  542,800
                                                                                                                         -----------

      Pharmaceuticals - 5.08%
           Merck & Co., Inc. .....................................................                    5,500                  417,450
           Schering-Plough Corporation ...........................................                   12,000                  438,000
                                                                                                                         -----------
                                                                                                                             855,450
                                                                                                                         -----------
      Publishing - Newspaper - 2.68%
           The New York Times Company ............................................                   11,000                  450,340
                                                                                                                         -----------

      Retail - Drugstores - 2.78%
           CVS Corporation .......................................................                    8,000                  467,920
                                                                                                                         -----------

      Retail - General Merchandise - 3.09%
        (a)Dollar Tree Stores, Inc. ..............................................                   27,000                  520,171
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Telecommunications - 7.21%
           ALLTEL Corporation ..........................................................              6,500              $   340,990
        (a)Tellabs, Inc. ...............................................................             11,000                  447,563
           Verizon Communications Inc. .................................................              8,600                  423,980
                                                                                                                         -----------
                                                                                                                           1,212,533
                                                                                                                         -----------
      Utilities - Telecommunications - 3.11%
        (a)Worldcom, Inc. ..............................................................             28,000                  523,250
                                                                                                                         -----------

           Total Common Stocks (Cost $16,534,437) .........................................................               16,191,957
                                                                                                                         -----------

INVESTMENT COMPANY - 3.09%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Select Shares (Cost $520,468) .....................            520,468                  520,468
                                                                                                                         -----------



Total Value of Investments (Cost $17,054,905 (b)) ......................................              99.33 %            $16,712,425
Other Assets Less Liabilities ..........................................................               0.67 %                112,673
                                                                                                     ------              -----------
      Net Assets .......................................................................             100.00 %            $16,825,098
                                                                                                     ======              ===========



      (a) Non-income producing investment.

      (b) Aggregate cost for federal income tax purposes is $17,063,618.   Unrealized appreciation/(depreciation) of
          investments for federal income tax purposes is as follows:



           Unrealized appreciation .........................................................................            $ 1,286,877
           Unrealized depreciation .........................................................................             (1,638,070)
                                                                                                                        -----------

                      Net unrealized depreciation ..........................................................            $  (351,193)
                                                                                                                        ===========








See accompanying notes to financial statements



                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2001


ASSETS
      Investments, at value (cost $17,054,905) ........................................................                $ 16,712,425
      Cash ............................................................................................                         297
      Income receivable ...............................................................................                      15,058
      Receivable for investments sold .................................................................                     263,991
      Deferred organization expenses, net (note 4) ....................................................                      12,298
                                                                                                                       ------------

           Total assets ...............................................................................                  17,004,069
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      25,489
      Payable for investment purchases ................................................................                     153,000
      Other liabilities ...............................................................................                         482
                                                                                                                       ------------

           Total liabilities ..........................................................................                     178,971
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 16,825,098
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 17,578,781
      Accumulated net realized loss on investments ....................................................                    (411,203)
      Net unrealized depreciation on investments ......................................................                    (342,480)
                                                                                                                       ------------
                                                                                                                       $ 16,825,098
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($472,698 / 44,856 shares) .................................................................                $      10.54
                                                                                                                       ============

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($14,405,659 / 1,337,066 shares) ...........................................................                $      10.77
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($1,946,741 / 183,946 shares) ..............................................................                $      10.58
                                                                                                                       ============
      Maximum offering price per share (100 / 96.25 of $10.58) ........................................                $      10.99
                                                                                                                       ============








See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2001


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................              $     7,131
           Dividends .....................................................................................                  185,810
                                                                                                                        -----------

               Total income ..............................................................................                  192,941
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                  146,812
           Fund administration fees (note 2) .............................................................                   34,256
           Distribution and service fees - Investor Class Shares (note 3) ................................                   14,791
           Distribution and service fees - Class C Shares (note 3) .......................................                    3,791
           Custody fees ..................................................................................                    5,972
           Registration and filing administration fees (note 2) ..........................................                    6,108
           Fund accounting fees (note 2) .................................................................                   43,576
           Audit fees ....................................................................................                   13,501
           Legal fees ....................................................................................                   10,920
           Securities pricing fees .......................................................................                    3,069
           Shareholder recordkeeping fees ................................................................                   16,000
           Shareholder servicing expenses ................................................................                    9,000
           Registration and filing expenses ..............................................................                    5,701
           Printing expenses .............................................................................                   12,859
           Amortization of deferred organization expenses (note 4) .......................................                    8,227
           Trustee fees and meeting expenses .............................................................                    4,000
           Other operating expenses ......................................................................                    7,000
                                                                                                                        -----------

               Total expenses ............................................................................                  345,583
                                                                                                                        -----------

                    Net investment loss ..................................................................                 (152,642)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                  765,833
      Decrease in unrealized appreciation on investments .................................................               (5,697,958)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (4,932,125)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(5,084,767)
                                                                                                                        ===========




See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Year ended         Year ended
                                                                                                   March 31,          March 31,
                                                                                                     2001               2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS
     Operations
         Net investment loss .......................................................              $  (152,642)       $   (85,187)
         Net realized gain (loss) from investment transactions .....................                  765,833           (555,913)
         (Decrease) increase in unrealized appreciation on investments .............               (5,697,958)         2,771,724
                                                                                                  -----------        -----------
              Net (decrease) increase in net assets resulting from operations ......               (5,084,767)         2,130,624
                                                                                                  -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......                   75,933          5,744,786
                                                                                                  -----------        -----------

                     Total (decrease) increase in net assets .......................               (5,008,834)         7,875,410

NET ASSETS
     Beginning of year .............................................................               21,833,932         13,958,522
                                                                                                  -----------        -----------

     End of year ...................................................................              $16,825,098        $21,833,932
                                                                                                  ===========        ===========


(a) A summary of capital share activity follows:
                                                           -------------------------------------------------------------------------
                                                                      Year ended                            Year ended
                                                                    March 31, 2001                        March 31, 2000
                                                              Shares              Value             Shares              Value
                                                           -------------------------------------------------------------------------
---------------------------------------------------
                CLASS C SHARES
---------------------------------------------------
Shares sold .......................................              23,456        $   283,691             32,451        $   426,228 (b)
Shares redeemed ...................................             (11,052)          (137,035)                 0                  0 (b)
                                                            -----------        -----------        -----------        -----------
     Net increase .................................              12,404        $   146,656             32,451        $   426,228 (b)
                                                            ===========        ===========        ===========        ===========
---------------------------------------------------
          INSTITUTIONAL CLASS SHARES
---------------------------------------------------
Shares sold .......................................             364,928        $ 4,545,241            331,219        $ 4,408,827
Shares redeemed ...................................            (206,613)        (2,601,649)           (46,784)          (604,849)
                                                            -----------        -----------        -----------        -----------
     Net increase .................................             158,315        $ 1,943,592            284,435        $ 3,803,978
                                                            ===========        ===========        ===========        ===========
---------------------------------------------------
            INVESTOR CLASS SHARES
---------------------------------------------------
Shares sold .......................................              21,742        $   280,289            221,528        $ 2,686,217
Shares redeemed ...................................            (168,984)        (2,294,604)           (90,704)        (1,171,637)
                                                            -----------        -----------        -----------        -----------
     Net (decrease) increase ......................            (147,242)       $(2,014,315)           130,824        $ 1,514,580
                                                            ===========        ===========        ===========        ===========
---------------------------------------------------
                Fund Summary
---------------------------------------------------
Shares sold .......................................             410,126        $ 5,109,221            585,198        $ 7,521,272
Shares redeemed ...................................            (386,649)        (5,033,288)          (137,488)        (1,776,486)
                                                            -----------        -----------        -----------        -----------
     Net increase .................................              23,477        $    75,933            447,710        $ 5,744,786
                                                            ===========        ===========        ===========        ===========


(b) For the period beginning May 20, 1999 (date of initial public investment) through March 31, 2000.


See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year ended           Period ended
                                                                                                 March 31,             March 31,
                                                                                                   2001                2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................                        $   13.99            $   13.05

     (Loss) income from investment operations
         Net investment loss ............................................                            (0.16)               (0.06)
         Net realized and unrealized (loss) gain on investments .........                            (3.29)                1.00
                                                                                                 ---------            ---------

            Total from investment operations ............................                            (3.45)                0.94
                                                                                                 ---------            ---------

Net asset value, end of period ..........................................                        $   10.54            $   13.99
                                                                                                 =========            =========

Total return ............................................................                           (24.66)%               7.20 %
                                                                                                 =========            =========

Ratios/supplemental data
    Net assets, end of period ...........................................                        $ 472,698            $ 453,984
                                                                                                 =========            =========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ..................                             2.44 %               2.45 %(b)
         After expense reimbursements and waived fees ...................                             2.44 %               2.34 %(b)

     Ratio of net investment loss to average net assets
         Before expense reimbursements and waived fees ..................                            (1.45)%              (1.30)%(b)
         After expense reimbursements and waived fees ...................                            (1.45)%              (1.19)%(b)

     Portfolio turnover rate ............................................                            74.25 %              50.40 %


(a) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.
(b) Annualized.








See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES




------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended       Year ended       Year ended      Period ended
                                                                  March 31,        March 31,        March 31,        March 31,
                                                                    2001             2000             1999           1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ........................... $     14.20      $     12.77      $     11.29      $     10.02

     (Loss) income from investment operations
       Net investment loss .....................................       (0.08)           (0.04)            0.00             0.00
       Net realized and unrealized (loss) gain on investments ..       (3.35)            1.47             1.48             1.27
                                                                 -----------      -----------      -----------      -----------

         Total from investment operations ......................       (3.43)            1.43             1.48             1.27
                                                                 -----------      -----------      -----------      -----------

Net asset value, end of period ................................. $     10.77      $     14.20      $     12.77      $     11.29
                                                                 ===========      ===========      ===========      ===========

Total return ...................................................      (24.08)%          11.20 %          13.11 %          12.72 %
                                                                 ===========      ===========      ===========      ===========

Ratios/supplemental data
     Net assets, end of period ................................. $14,405,659      $16,737,026      $11,419,391      $ 6,376,193
                                                                 ===========      ===========      ===========      ===========

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ...........        1.68 %           1.68 %           2.08 %           3.15 %(b)
       After expense reimbursements and waived fees ............        1.68 %           1.60 %           1.75 %           1.75 %(b)

     Ratio of net investment (loss) income to average net assets
       Before expense reimbursements and waived fees ...........       (0.69)%          (0.45)%          (0.35)%          (1.31)%(b)
       After expense reimbursements and waived fees ............       (0.69)%          (0.37)%          (0.01)%           0.09 %(b)

     Portfolio turnover rate ...................................       74.25 %          50.40 %          31.11 %          23.64 %


(a) For the period from September 30, 1997 (date of initial public investment) to March 31, 1998.
(b) Annualized.







See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended       Year ended       Year ended       Period ended
                                                                  March 31,        March 31,        March 31,         March 31,
                                                                    2001             2000             1999            1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .......................     $     14.02      $     12.67      $     11.26      $     10.22

     (Loss) income from investment operations
       Net investment loss .................................           (0.18)           (0.10)           (0.04)           (0.01)
       Net realized and unrealized (loss) gain on investments          (3.26)            1.45             1.45             1.05
                                                                 -----------      -----------      -----------      -----------

         Total from investment operations ..................           (3.44)            1.35             1.41             1.04
                                                                 -----------      -----------      -----------      -----------

Net asset value, end of period .............................     $     10.58      $     14.02      $     12.67      $     11.26
                                                                 ===========      ===========      ===========      ===========

Total return (b) ...........................................          (24.47)%          10.66 %          12.52 %          10.19 %
                                                                 ===========      ===========      ===========      ===========

Ratios/supplemental data
     Net assets, end of period .............................     $ 1,946,741      $ 4,642,922      $ 2,539,131      $   763,186
                                                                 ===========      ===========      ===========      ===========


     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees .......            2.14 %           2.15 %           2.56 %           3.63 %(c)
       After expense reimbursements and waived fees ........            2.14 %           2.10 %           2.25 %           2.25 %(c)

     Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees .......           (1.13)%          (0.93)%          (0.84)%          (1.70)%(c)
       After expense reimbursements and waived fees ........           (1.13)%          (0.88)%          (0.53)%          (0.31)%(c)

     Portfolio turnover rate ...............................           74.25 %          50.40 %          31.11 %          23.64 %

(a)  For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.
(b)  Total return does not reflect payment of a sales charge.
(c)  Annualized.






See accompanying notes to financial statements


                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The WST Growth Fund (the "Fund"), an open-end investment company formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Board of Trustees of the Trust approved on March 15, 1999 a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $402,490, of which $38,052 expires in the year 2007 and $364,438 expires in the year 2008. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $152,642 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid in capital.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001


                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. From April 1, 2000 to November 30, 2000, the Administrator also received a monthly fee of $2,000 for accounting and record-keeping services. Beginning December 1, 2000, this fee was adjusted to $2,250 per month, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001


         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $14,791 of such expenses for the Investor Class Shares and $3,791 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2001.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $14,066,608 and $14,567,624, respectively, for the year ended March 31, 2001.

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                                       Deloitte
                                                                       & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Nottingham Investment Trust II and Shareholders of WST Growth Fund:


We have audited the accompanying statement of assets and liabilities of WST Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
April 27, 2001




________
Deloitte
Touche
Tohmatsu
________

                   (This page was intentionally left blank.)

                   (This page was intentionally left blank.)

________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                                     [LOGO]

                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                              INVESTOR CLASS SHARES


                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2001


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

[LETTERHEAD]


                                 WST Growth Fund
                                  Annual Report
                                 Investor Shares

           "I like to buy stocks when the bears are giving them away."
                                                                  WARREN BUFFETT


The twelve-month period ending March 31, 2001, which coincides with the fiscal year of the WST Growth Fund, was one of the most challenging ever for stock investors. From its peak on March 24, 2000 to its bottom on March 22, 2001, the S&P 500 generated a total return including income of negative 26%. Many investors, particularly those in the tech sector, are now facing portfolio losses of 60% percent or more. Fear is rampant on Wall Street, having overwhelmed its evil twin Greed, and owners of stocks are beginning to capitulate by selling into the market's weakness. Despite the continued declines in the first few days of April, we believe that the market is making a major bottom. It is more important now than ever to maintain a long-term perspective. History repeats itself and both the market's fundamentals and its technical patterns point to higher equity prices over the next twelve months. Unfortunately the fund suffered along with the market last year, declining 24.47% over the twelve-month period ending March 31st. This return is slightly below that of the S&P 500, which fell 21.7% over the same period.

We continue to fine-tune the holdings in your Fund in our ongoing effort to insure that you own the best quality companies possible. Quality is the key as investors seek safety in times of fear and these companies will participate fully in the improved market environment we expect to see soon.

Seasoned investors, who experienced similar volatility in 1990, 1994 and 1998, know that markets move in cycles and that this particularly painful bear phase is part of the long-term investment process. Investors who have joined us in the last eighteen months need to remain patient as we wait for the markets to present a few opportunities to generate profits. We appreciate your patience and hope this letter will help you gain confidence in the future of the companies you own and the Fund overall.

                     Stocks: From Overvalued To Undervalued?

One of the most widely known contrary indicators used by market technicians is the level of bearishness in the media. In recent weeks, bears have graced the covers of Time, Newsweek, Business Week and Fortune and the talking heads on CNBC have everyone feeling sick to their stomachs. Fortunately, this level of bearishness is often indicative of a market bottom and as usual the media will be late to the party when reporting the next phase of the bull market when it occurs.

As we discussed in previous letters, the current market turmoil is primarily the result of excessive valuations in general and a long overdue technology correction. As we discussed on several occasions, certain segments of the market were overvalued and the NASDAQ's 39% correction in 2000 came as no real surprise. By avoiding names like Cisco, JDS Uniphase and the entire dot com arena, we were able to minimize volatility last year. The 15% correction in the S&P 500 from March 2000 to December of 2000 was also well within the range of previous technical corrections throughout the `90s.

What has been surprising is the severity of the decline during 2001. The technology inventory correction has spread into the rest of the economy resulting in the most rapid deceleration of corporate profits ever recorded. Several CEOs have noted to us in conversations that they have never seen business slow down as quickly as in late 2000 and early 2001. The result has been a swing in the pendulum from overvaluation to undervaluation in many stocks.

                          Performance: No Place to Hide

The market performance numbers listed above indicate that unlike 1994 or last year, the U.S. stock market offered no place for investors to hide in the first part of 2001. All of the major asset classes produced negative performance with the technology laden NASDAQ once again leading the downturn. Cumulative losses for this index since its peak a year ago now stand at 65%, a startling number which even so, masks the real carnage of the internet sector where success has been defined by mere survival for the companies left standing. The 21.7% decline in the S&P 500 during the Fund's fiscal year is a figure on par with the other major bear markets experienced during the past 100 years. "Classic growth" investors suffered even more during the year as the Vanguard Growth Index Fund declined 38.5%. A number of major growth mutual funds have suffered cumulative declines of over 50%, thereby retracing all of the gains they posted in the heady market of 1997-1999.

In the midst of all of this misery, our bullish thesis is supported by our view that the current bear market has run its course. While historical averages are not precise predictors, this indicator suggests that we are nearing a bottom.

                     Growth vs. Value: Shift in Leadership?

We have spoken at length in previous letters about the ongoing performance battle between growth and value stocks. The chart we included in our last letter depicted the dramatic rebound in the value sector over the past twelve months, with value actually posting positive returns after several years of miserable performance. Wilbanks, Smith & Thomas is a core manager with an emphasis on growth. Our goal is to outperform the S&P 500 without the volatility suffered by each of the two investment disciplines as they rotate in and out of favor.

As a core manager, a fundamental part of our top down research involves an evaluation of the relative attractiveness of various sectors of the market. While it may take several more quarters to finish washing out certain richly valued parts of the market, many former growth stocks are now priced like value stocks. Microsoft, Dell Computer and Tellabs are examples of very high quality names in the tech sector, which through their declines, are now priced like old-fashioned value stocks. Like Mr. Buffett, we like to buy stocks when the bears are giving them away and we now have our sights set on a number of other great growth companies that are for the first time in several years trading at prices that we deem reasonable. We will take advantage of these great opportunities.

                   Sector Research: Watching the Fundamentals

During the first quarter several sectors sold off without significant fundamental deterioration and represent attractive areas for investment now. The financial and health care sectors are each down over 20% this year. Although each is impacted to an extent by the weaker economy, each has fundamentals that remain relatively strong.

The backdrop for the financial sector has rarely been better with falling interest rates, expanding profit margins, and strong credit quality. The WST Growth Fund owns a trophy team of stallions. These include names such as AFLAC, American Express, and American International Group, (representing 2.0%, 2.7%, and 2.5% of the Fund's net assets, respectively) and recent additions such as Marsh McLennan and JP Morgan Chase, (representing 3.1% and 2.7% of the Fund's net assets, respectively). These companies generate massive amounts of free cash flow and most have a global presence.

We believe the graying of the American public and the new generation of drug technologies over the next five years will drive the success of our health care investments. Major drug companies can now be purchased at P/E ratios close to that of the market, a compelling level given these businesses' unique growth and defensive characteristics. Merck, Johnson & Johnson, Pharmacia, and Schering-Plough, (representing 2.5%, 2.6%, 2.7%, and 2.6% of the Fund's net assets, respectively) each have enviable business models which sport 75% gross margins and billions of dollars of free cash flow. These companies are on sale and it's time to go shopping!!


                     Research: Regulation FD Raises the Bar

Wilbanks, Smith & Thomas' research team has been working diligently during the past five months as Regulation FD took full effect on Wall Street with rather tumultuous results. Under the new regulation, whenever a company, or person acting on its behalf, discloses material nonpublic information to certain specified persons (in general, securities market professionals or holders of the company's securities who may be expected to trade on the basis of the information), the issuer must make public disclosure of that same information simultaneously (for intentional disclosures), or promptly - at least within the later of (i) 24 hours or (ii) the beginning of the next New York Stock Exchange trading day - (for unintentional disclosures). The impact of the new rule coupled with the rapid change in economic conditions resulted in an earnings season resembling a minefield. Whereas companies used to manage the Street's expectations for their quarterly earnings by discreetly leaking bits of information to a few analysts, the information flow is very lumpy now. Companies remain quiet until the information gap concerns them, then they preannounce their expectations causing huge volatility in the price of their stock. In a positive economic environment these surprises would be good news. Unfortunately the new regulations come at a time when many business models are under pressure, so negative surprises are the norm.

As a result, our analysts are mining more information from sources outside of corporate management. While we feel that hearing management's spin is a critical part of the due diligence process, conversations with suppliers, customers, and lower level management often afford us a view of both company and industry trends before the Street sees them. While we deeply believe in the excellence of our management teams we are also fans of the Ronald Reagan "trust but verify" doctrine. Put pejoratively, we view corporate management as the suspect and we are detectives. In that role we want to interview all of the witnesses we can in addition to listening to the suspect's side of the story.

We have also increased our reliance on our internal earnings models rather than using Wall Street research as Reg FD has diminished the quality of the published material. To that end we have actually increased the time spent reviewing our estimates with senior management as well as the other industry contacts. For example, during the first quarter of 2001, we had private one-on-one meetings with the CEOs of Kimberly-Clark, WorldCom, and Dollar Tree Stores. These meetings reinforce our conviction that our business models will stand the test of the economic slowdown and will remain great investments in the future. We are very encouraged by the direction that this work is taking us, although the market conditions during the first quarter made it seem at times that these efforts were futile.

              Portfolio Management: Put Your Best Team On The Floor

When a basketball team reaches the key moment in a game, the coach makes sure he has his best team on the floor. We view portfolio management in the same light. It will be critical for investors to own the highest quality securities with the best fundamentals in order to take maximum advantage of the rally we expect over the next twelve months. Our goal is to make sure we have 30-40 stocks in your Fund, all of which are hitting on all cylinders, so that the portfolio is positioned to outperform the S&P 500 in a better environment.

Occasionally we are forced to eliminate companies that are not performing up to our expectations and we use these situations to upgrade the overall quality of the portfolio. Our recent swap out of Motorola and into Dell Computer (representing 2.6% of the Fund's net assets) is an example of such a swap. After considerable research including visits with Motorola management, we concluded that CEO Tom Galvin lacked the resources we felt he needed to deliver the results that we were attempting to achieve through our investment in the company. After repeated failures with what was formerly a great business model, we made the decision to sell Motorola and replace it with a company with better management and greater business visibility for the next twelve months.

Dell is run by the revered business leader, Michael Dell, and is clearly the "best in breed" within the PC sector in terms of its business model. Compaq, IBM, and Hewlett Packard are all suffering the pains of having to compete with Dell. We expect a mini boom in PC spending next year as corporations upgrade the technology purchased in 1998 and 1999 in anticipation of Y2K and Dell will lead the market out as the PC cycle turns more favorable.

In addition to the Dell trade, seasoned portfolios saw sales of partial positions in several other companies in order to rebalance portfolios. Positions trimmed back this quarter include Tyco, Lowe's, Oracle and AOL (now representing 3.1%, 2.0%, 1.8% and 2.4% of the Fund's net assets, respectively). These sales reduced positions back to a normal allocation and gave us the opportunity to invest the proceeds in new ideas.

                       Market Outlook: 2002 Looks Great!!!

While this letter focuses primarily on our views of certain sectors and stocks and on the research process, we realize that most investors are much more concerned with the macro picture as it relates to the short term direction of the stock market. Occasionally one of the press's "Perma Bears" will draw parallels between the U.S. market at current levels and during periods such as 1929 and the early `70s. We believe the underlying fundaments of the U.S. economy are dramatically different today than they were in those cases. Today's economy enjoys low inflation (3%), low interest rates (4.5% - 5%), a massive $6 trillion budget surplus, a healthy financial and banking system and a relatively peaceful global political backdrop. The U.S. economy is also supported by a very accommodative Federal Reserve, which has even recently shown its willingness to aggressively cut interest rates to stimulate economic growth. These actions contrast those of government officials in the late `20s or early `70s when interest rates actually increased despite economic weakness.

Another parallel we see being drawn is that between the U.S. stock market and the Japanese stock market. Again we believe this comparison is invalid given the abundance of capital and raw materials available in the U.S. While last year's internet bubble does resemble the Nikkei index in 1989, we remain convinced that the majority of the high quality, fast growing companies in the U.S. technology sector are approaching such reasonable valuations that strong returns are likely going forward.

We believe that the shake out that has occurred in technology will result in a more reasonably capitalized and well-positioned set of companies. We mentioned our belief that a major PC investment cycle should occur over the next 12 - 18 months as the productivity boom in the U.S. continues and there is a good chance that this up cycle will catch Wall Street off guard.

Most importantly, our outlook for corporate profit growth in 2002 is much stronger than many Wall Street analysts expect. The recent round of layoffs will result in lean and mean corporate structures and these revitalized corporate engines will generate substantially higher profit with any increase in top line revenue. For example, once General Electric lays off 60,000 workers from its Honeywell acquisition, the remaining company will be far more profitable as business rebounds. Also, 2002 corporate profits will be compared with a miserable 2001, providing investors with even greater year-over-year earnings growth.

Investors need to remember that the market is a discounting mechanism and "Mr. Market" always looks 9-12 months ahead. We believe large institutional investors will focus on the robust 2002 outlook during the next three months and will begin to bid U.S. stock prices higher. Our technical indicators look very promising, just as they did in December of 1987, January of 1991, August of 1994 and October of 1998. These were the times when the market outlook appeared most bleak, and each proved to be unique buying opportunities for investors who maintained a long-term focus and were able to ignore the Wall Street Journal and the shrill of CNBC.

                                     Summary

We sincerely appreciate your support and ability to maintain a long-term focus in what has been a unique and volatile market environment. The Fund is full of great growing businesses run by top management teams and this is what drives stock values over the long haul.

We continue to work diligently on the firm's website and anticipate a number of upgrades in the near future. Our goal over the next six to nine months is to keep the website more current and include more up to the minute data on our views of your companies. We have expanded the section which discusses current portfolio holdings and have long term plans to include an audio section which will enable clients to listen to interviews with the portfolio management team. We will keep you apprised of our activities in this area.

Finally we thank all of you for the outpouring of support and affection in response to the untimely passing of Norwood Thomas. His commitment to his clients and our firm was unwavering. We appreciate the continued confidence of these clients and look forward to maintaining the same commitment to service and attention to detail that was Norwood's trademark.

Please let us know if you have any further questions or comments. We hope you have a pleasant spring and we look forward to improved markets ahead.

Wayne F. Wilbanks
L. Norfleet Smith, Jr.
T. Carl Turnage
Lawrence A. Bernert, III
D. J. Kyle Elliott





   *Statistical data provided herein was obtained from the following sources:
                         Baseline Financial Services.*

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated. Important factors that could result in such differences, include general economic conditions such as inflation, recession and interest rates.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.
--------------------------------------------------------------------------------

                                 WST GROWTH FUND
                              Investor Class Shares

                     Performance Update - $10,000 Investment
              For the period from October 3, 1997 (Date of Initial
                      Public Investment) to March 31, 2001

[Line graph here]:

--------------------------------------------------------------------------------
          WST Growth Fund                   60% S&P 500 Total Return Index,
          Investor         S&P 500 Total    20% Russell 2000 Index and
          Class Shares     Return Index     20% Lehman Int. Govt/Corp Bond Index
--------------------------------------------------------------------------------

 10/3/97     $ 9,625         $10,000                 $10,000
12/31/97       9,607          10,096                  10,015
 3/31/98      10,606          11,505                  11,093
 6/30/98      10,701          11,885                  11,269
 9/30/98       9,297          10,702                  10,261
12/31/98      11,463          12,982                  11,895
 3/31/99      11,934          13,629                  12,181
 6/30/99      12,593          14,589                  13,021
 9/30/99      11,454          13,678                  12,368
12/31/99      13,017          15,713                  13,946
 3/31/00      13,206          16,074                  14,292
 6/30/00      12,819          15,647                  14,057
 9/30/00      12,056          15,495                  14,067
12/31/00      11,190          14,283                  13,259
 3/31/01       9,975          12,590                  12,213


This graph depicts the performance of the WST Growth Fund Investor Class Shares versus the S&P 500 Total Return Index and the combined index of 60% S&P 500
Total Return Index, 20% Russell 2000 Index and 20% Lehman Intermediate Government/Corporate Bond Index. It is important to note that the WST Growth Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns
------------------------- ------------ --------------- -------------------------
                                                        Since 10/3/97 (Date of
                            One Year     Three Years        Initial Public
                                                              Investment)
------------------------- ------------ --------------- -------------------------
      No Sales Load         (24.47)%       (2.02)%              1.03 %
------------------------- ------------ --------------- -------------------------
3.75% Maximum Sales Load    (27.30)%       (3.26)%             (0.07)%
------------------------- ------------ --------------- -------------------------


>>   The graph  assumes an initial  $10,000  investment  ($9,625 after a maximum
     sales  load  of  3.75%)  at  October  3,  1997  (date  of  initial   public
     investment). All dividends and distributions are reinvested.

>> At March 31, 2001, the value of the WST Growth Fund Investor Class Shares would have decreased to $9,975 - a cumulative total investment return of (0.25)% since October 3, 1997. Without the deduction of the 3.75% maximum sales load, the WST Growth Fund Investor Class Shares would have grown to $10,363 - a cumulative total investment return of 3.63% since October 3, 1997.

>> At March 31, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $12,590 - a cumulative total investment return of 25.90%; and a similar investment in the combined index of 60% S&P 500 Total Return Index, 20% Russell 2000 Index and 20% Lehman Intermediate Government/Corporate Bond Index ("Combined Index") would have increased to $12,213 - a cumulative total investment return of 22.13% since October 3, 1997. The S&P 500 Total Return Index will replace the Combined Index used for illustrative purposes in prior annual reports as the Investment Advisor feels that the S&P 500 Total Return Index is a more accurate representation of the WST Growth Fund's current investment strategy than the Combined Index. Prior to March 31, 2000, the investment strategy of the WST Growth Fund focused on equity and income securities. Subsequent to March 31, 2000, this strategy was modified to focus primarily on equity securities, such as those included in the S&P 500 Total Return Index. For the fiscal year ended March 31, 2001, the investment in the WST Growth Fund Investor Class Shares decreased in value by $3,231; the similar investment in the S&P 500 Total Return Index would have decreased in value by $3,484; and the similar investment in the Combined Index would have decreased in value by $2,079.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.24%

      Beverages - 3.13%
           Pepsico, Inc. .......................................................                    12,000               $   526,800
                                                                                                                         -----------

      Biopharmaceuticals - 2.69%
           Pharmacia Corporation ...............................................                     9,000                   453,330
                                                                                                                         -----------

      Building Materials - 1.97%
           Lowe's Companies, Inc. ..............................................                     5,700                   331,854
                                                                                                                         -----------

      Computers - 4.47%
        (a)Dell Computer Corporation ...........................................                    17,000                   436,688
        (a)Sun Microsystems, Inc. ..............................................                    20,500                   315,085
                                                                                                                         -----------
                                                                                                                             751,773
                                                                                                                         -----------
      Computer Software & Services - 9.74%
        (a)AOL Time Warner Inc. ................................................                    10,000                   402,500
           First Data Corporation ..............................................                     7,000                   417,970
        (a)Microsoft Corporation ...............................................                     9,500                   518,937
        (a)Oracle Corporation ..................................................                    20,000                   299,600
                                                                                                                         -----------
                                                                                                                           1,639,007
                                                                                                                         -----------
      Electrical Equipment - 3.31%
           Emerson Electric Co. ................................................                     9,000                   557,640
                                                                                                                         -----------

      Electronics - Semiconductor - 3.93%
           Intel Corporation ...................................................                    11,000                   289,437
           Texas Instruments Incorporated ......................................                    12,000                   371,760
                                                                                                                         -----------
                                                                                                                             661,197
                                                                                                                         -----------
      Entertainment - 2.38%
           The Walt Disney Company .............................................                    14,000                   400,260
                                                                                                                         -----------

      Financial - Banks, Money Centers - 5.66%
           Citigroup Inc. ......................................................                    11,166                   502,247
           J.P. Morgan Chase & Co. .............................................                    10,000                   449,000
                                                                                                                         -----------
                                                                                                                             951,247
                                                                                                                         -----------
      Financial Services - 5.53%
           American Express Company ............................................                    11,000                   454,300
           Fannie Mae ..........................................................                     6,000                   476,700
                                                                                                                         -----------
                                                                                                                             931,000
                                                                                                                         -----------
      Industrial Materials - Specialty - 2.97%
        (a)The AES Corporation .................................................                    10,000                   499,600
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Life & Health - 5.07%
           AFLAC  INCORPORATED ...................................................                   12,000              $   330,480
           Marsh & McLennan Companies, Inc. ......................................                    5,500                  522,610
                                                                                                                         -----------
                                                                                                                             853,090
                                                                                                                         -----------
      Insurance - Multiline - 4.43%
           American International Group, Inc. ....................................                    5,250                  422,625
           CIGNA Corporation .....................................................                    3,000                  321,780
                                                                                                                         -----------
                                                                                                                             744,405
                                                                                                                         -----------
      Medical Supplies - 2.60%
           Johnson & Johnson .....................................................                    5,000                  437,300
                                                                                                                         -----------

      Miscellaneous - Manufacturing - 3.08%
           Tyco International Ltd. ...............................................                   12,000                  518,760
                                                                                                                         -----------

      Oil & Gas - International - 2.47%
        (a)Noble Drilling Corporation ............................................                    9,000                  415,350
                                                                                                                         -----------

      Oil & Gas - Equipment & Services - 2.74%
           Schlumberger Limited ..................................................                    8,000                  460,880
                                                                                                                         -----------

      Oil & Gas - Exploration - 2.89%
           Exxon Mobil Corporation ...............................................                    6,000                  486,000
                                                                                                                         -----------

      Packaging & Containers - 3.23%
           Kimberly-Clark Corporation ............................................                    8,000                  542,800
                                                                                                                         -----------

      Pharmaceuticals - 5.08%
           Merck & Co., Inc. .....................................................                    5,500                  417,450
           Schering-Plough Corporation ...........................................                   12,000                  438,000
                                                                                                                         -----------
                                                                                                                             855,450
                                                                                                                         -----------
      Publishing - Newspaper - 2.68%
           The New York Times Company ............................................                   11,000                  450,340
                                                                                                                         -----------

      Retail - Drugstores - 2.78%
           CVS Corporation .......................................................                    8,000                  467,920
                                                                                                                         -----------

      Retail - General Merchandise - 3.09%
        (a)Dollar Tree Stores, Inc. ..............................................                   27,000                  520,171
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Telecommunications - 7.21%
           ALLTEL Corporation ..........................................................              6,500              $   340,990
        (a)Tellabs, Inc. ...............................................................             11,000                  447,563
           Verizon Communications Inc. .................................................              8,600                  423,980
                                                                                                                         -----------
                                                                                                                           1,212,533
                                                                                                                         -----------
      Utilities - Telecommunications - 3.11%
        (a)Worldcom, Inc. ..............................................................             28,000                  523,250
                                                                                                                         -----------

           Total Common Stocks (Cost $16,534,437) .........................................................               16,191,957
                                                                                                                         -----------

INVESTMENT COMPANY - 3.09%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Select Shares (Cost $520,468) .....................            520,468                  520,468
                                                                                                                         -----------



Total Value of Investments (Cost $17,054,905 (b)) ......................................              99.33 %            $16,712,425
Other Assets Less Liabilities ..........................................................               0.67 %                112,673
                                                                                                     ------              -----------
      Net Assets .......................................................................             100.00 %            $16,825,098
                                                                                                     ======              ===========



      (a) Non-income producing investment.

      (b) Aggregate cost for federal income tax purposes is $17,063,618.   Unrealized appreciation/(depreciation) of
          investments for federal income tax purposes is as follows:



           Unrealized appreciation .........................................................................            $ 1,286,877
           Unrealized depreciation .........................................................................             (1,638,070)
                                                                                                                        -----------

                      Net unrealized depreciation ..........................................................            $  (351,193)
                                                                                                                        ===========








See accompanying notes to financial statements



                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2001


ASSETS
      Investments, at value (cost $17,054,905) ........................................................                $ 16,712,425
      Cash ............................................................................................                         297
      Income receivable ...............................................................................                      15,058
      Receivable for investments sold .................................................................                     263,991
      Deferred organization expenses, net (note 4) ....................................................                      12,298
                                                                                                                       ------------

           Total assets ...............................................................................                  17,004,069
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      25,489
      Payable for investment purchases ................................................................                     153,000
      Other liabilities ...............................................................................                         482
                                                                                                                       ------------

           Total liabilities ..........................................................................                     178,971
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 16,825,098
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 17,578,781
      Accumulated net realized loss on investments ....................................................                    (411,203)
      Net unrealized depreciation on investments ......................................................                    (342,480)
                                                                                                                       ------------
                                                                                                                       $ 16,825,098
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($472,698 / 44,856 shares) .................................................................                $      10.54
                                                                                                                       ============

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($14,405,659 / 1,337,066 shares) ...........................................................                $      10.77
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($1,946,741 / 183,946 shares) ..............................................................                $      10.58
                                                                                                                       ============
      Maximum offering price per share (100 / 96.25 of $10.58) ........................................                $      10.99
                                                                                                                       ============








See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2001


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................              $     7,131
           Dividends .....................................................................................                  185,810
                                                                                                                        -----------

               Total income ..............................................................................                  192,941
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                  146,812
           Fund administration fees (note 2) .............................................................                   34,256
           Distribution and service fees - Investor Class Shares (note 3) ................................                   14,791
           Distribution and service fees - Class C Shares (note 3) .......................................                    3,791
           Custody fees ..................................................................................                    5,972
           Registration and filing administration fees (note 2) ..........................................                    6,108
           Fund accounting fees (note 2) .................................................................                   43,576
           Audit fees ....................................................................................                   13,501
           Legal fees ....................................................................................                   10,920
           Securities pricing fees .......................................................................                    3,069
           Shareholder recordkeeping fees ................................................................                   16,000
           Shareholder servicing expenses ................................................................                    9,000
           Registration and filing expenses ..............................................................                    5,701
           Printing expenses .............................................................................                   12,859
           Amortization of deferred organization expenses (note 4) .......................................                    8,227
           Trustee fees and meeting expenses .............................................................                    4,000
           Other operating expenses ......................................................................                    7,000
                                                                                                                        -----------

               Total expenses ............................................................................                  345,583
                                                                                                                        -----------

                    Net investment loss ..................................................................                 (152,642)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                  765,833
      Decrease in unrealized appreciation on investments .................................................               (5,697,958)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (4,932,125)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(5,084,767)
                                                                                                                        ===========




See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Year ended         Year ended
                                                                                                   March 31,          March 31,
                                                                                                     2001               2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS
     Operations
         Net investment loss .......................................................              $  (152,642)       $   (85,187)
         Net realized gain (loss) from investment transactions .....................                  765,833           (555,913)
         (Decrease) increase in unrealized appreciation on investments .............               (5,697,958)         2,771,724
                                                                                                  -----------        -----------
              Net (decrease) increase in net assets resulting from operations ......               (5,084,767)         2,130,624
                                                                                                  -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......                   75,933          5,744,786
                                                                                                  -----------        -----------

                     Total (decrease) increase in net assets .......................               (5,008,834)         7,875,410

NET ASSETS
     Beginning of year .............................................................               21,833,932         13,958,522
                                                                                                  -----------        -----------

     End of year ...................................................................              $16,825,098        $21,833,932
                                                                                                  ===========        ===========


(a) A summary of capital share activity follows:
                                                           -------------------------------------------------------------------------
                                                                      Year ended                            Year ended
                                                                    March 31, 2001                        March 31, 2000
                                                              Shares              Value             Shares              Value
                                                           -------------------------------------------------------------------------
---------------------------------------------------
                CLASS C SHARES
---------------------------------------------------
Shares sold .......................................              23,456        $   283,691             32,451        $   426,228 (b)
Shares redeemed ...................................             (11,052)          (137,035)                 0                  0 (b)
                                                            -----------        -----------        -----------        -----------
     Net increase .................................              12,404        $   146,656             32,451        $   426,228 (b)
                                                            ===========        ===========        ===========        ===========
---------------------------------------------------
          INSTITUTIONAL CLASS SHARES
---------------------------------------------------
Shares sold .......................................             364,928        $ 4,545,241            331,219        $ 4,408,827
Shares redeemed ...................................            (206,613)        (2,601,649)           (46,784)          (604,849)
                                                            -----------        -----------        -----------        -----------
     Net increase .................................             158,315        $ 1,943,592            284,435        $ 3,803,978
                                                            ===========        ===========        ===========        ===========
---------------------------------------------------
            INVESTOR CLASS SHARES
---------------------------------------------------
Shares sold .......................................              21,742        $   280,289            221,528        $ 2,686,217
Shares redeemed ...................................            (168,984)        (2,294,604)           (90,704)        (1,171,637)
                                                            -----------        -----------        -----------        -----------
     Net (decrease) increase ......................            (147,242)       $(2,014,315)           130,824        $ 1,514,580
                                                            ===========        ===========        ===========        ===========
---------------------------------------------------
                Fund Summary
---------------------------------------------------
Shares sold .......................................             410,126        $ 5,109,221            585,198        $ 7,521,272
Shares redeemed ...................................            (386,649)        (5,033,288)          (137,488)        (1,776,486)
                                                            -----------        -----------        -----------        -----------
     Net increase .................................              23,477        $    75,933            447,710        $ 5,744,786
                                                            ===========        ===========        ===========        ===========


(b) For the period beginning May 20, 1999 (date of initial public investment) through March 31, 2000.


See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year ended           Period ended
                                                                                                 March 31,             March 31,
                                                                                                   2001                2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................                        $   13.99            $   13.05

     (Loss) income from investment operations
         Net investment loss ............................................                            (0.16)               (0.06)
         Net realized and unrealized (loss) gain on investments .........                            (3.29)                1.00
                                                                                                 ---------            ---------

            Total from investment operations ............................                            (3.45)                0.94
                                                                                                 ---------            ---------

Net asset value, end of period ..........................................                        $   10.54            $   13.99
                                                                                                 =========            =========

Total return ............................................................                           (24.66)%               7.20 %
                                                                                                 =========            =========

Ratios/supplemental data
    Net assets, end of period ...........................................                        $ 472,698            $ 453,984
                                                                                                 =========            =========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ..................                             2.44 %               2.45 %(b)
         After expense reimbursements and waived fees ...................                             2.44 %               2.34 %(b)

     Ratio of net investment loss to average net assets
         Before expense reimbursements and waived fees ..................                            (1.45)%              (1.30)%(b)
         After expense reimbursements and waived fees ...................                            (1.45)%              (1.19)%(b)

     Portfolio turnover rate ............................................                            74.25 %              50.40 %


(a) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.
(b) Annualized.








See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES




------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended       Year ended       Year ended      Period ended
                                                                  March 31,        March 31,        March 31,        March 31,
                                                                    2001             2000             1999           1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ........................... $     14.20      $     12.77      $     11.29      $     10.02

     (Loss) income from investment operations
       Net investment loss .....................................       (0.08)           (0.04)            0.00             0.00
       Net realized and unrealized (loss) gain on investments ..       (3.35)            1.47             1.48             1.27
                                                                 -----------      -----------      -----------      -----------

         Total from investment operations ......................       (3.43)            1.43             1.48             1.27
                                                                 -----------      -----------      -----------      -----------

Net asset value, end of period ................................. $     10.77      $     14.20      $     12.77      $     11.29
                                                                 ===========      ===========      ===========      ===========

Total return ...................................................      (24.08)%          11.20 %          13.11 %          12.72 %
                                                                 ===========      ===========      ===========      ===========

Ratios/supplemental data
     Net assets, end of period ................................. $14,405,659      $16,737,026      $11,419,391      $ 6,376,193
                                                                 ===========      ===========      ===========      ===========

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ...........        1.68 %           1.68 %           2.08 %           3.15 %(b)
       After expense reimbursements and waived fees ............        1.68 %           1.60 %           1.75 %           1.75 %(b)

     Ratio of net investment (loss) income to average net assets
       Before expense reimbursements and waived fees ...........       (0.69)%          (0.45)%          (0.35)%          (1.31)%(b)
       After expense reimbursements and waived fees ............       (0.69)%          (0.37)%          (0.01)%           0.09 %(b)

     Portfolio turnover rate ...................................       74.25 %          50.40 %          31.11 %          23.64 %


(a) For the period from September 30, 1997 (date of initial public investment) to March 31, 1998.
(b) Annualized.







See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended       Year ended       Year ended       Period ended
                                                                  March 31,        March 31,        March 31,         March 31,
                                                                    2001             2000             1999            1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .......................     $     14.02      $     12.67      $     11.26      $     10.22

     (Loss) income from investment operations
       Net investment loss .................................           (0.18)           (0.10)           (0.04)           (0.01)
       Net realized and unrealized (loss) gain on investments          (3.26)            1.45             1.45             1.05
                                                                 -----------      -----------      -----------      -----------

         Total from investment operations ..................           (3.44)            1.35             1.41             1.04
                                                                 -----------      -----------      -----------      -----------

Net asset value, end of period .............................     $     10.58      $     14.02      $     12.67      $     11.26
                                                                 ===========      ===========      ===========      ===========

Total return (b) ...........................................          (24.47)%          10.66 %          12.52 %          10.19 %
                                                                 ===========      ===========      ===========      ===========

Ratios/supplemental data
     Net assets, end of period .............................     $ 1,946,741      $ 4,642,922      $ 2,539,131      $   763,186
                                                                 ===========      ===========      ===========      ===========


     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees .......            2.14 %           2.15 %           2.56 %           3.63 %(c)
       After expense reimbursements and waived fees ........            2.14 %           2.10 %           2.25 %           2.25 %(c)

     Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees .......           (1.13)%          (0.93)%          (0.84)%          (1.70)%(c)
       After expense reimbursements and waived fees ........           (1.13)%          (0.88)%          (0.53)%          (0.31)%(c)

     Portfolio turnover rate ...............................           74.25 %          50.40 %          31.11 %          23.64 %

(a)  For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.
(b)  Total return does not reflect payment of a sales charge.
(c)  Annualized.






See accompanying notes to financial statements


                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The WST Growth Fund (the "Fund"), an open-end investment company formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Board of Trustees of the Trust approved on March 15, 1999 a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $402,490, of which $38,052 expires in the year 2007 and $364,438 expires in the year 2008. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $152,642 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid in capital.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001


                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. From April 1, 2000 to November 30, 2000, the Administrator also received a monthly fee of $2,000 for accounting and record-keeping services. Beginning December 1, 2000, this fee was adjusted to $2,250 per month, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001


         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $14,791 of such expenses for the Investor Class Shares and $3,791 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2001.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $14,066,608 and $14,567,624, respectively, for the year ended March 31, 2001.

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                                       Deloitte
                                                                       & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Nottingham Investment Trust II and Shareholders of WST Growth Fund:


We have audited the accompanying statement of assets and liabilities of WST Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
April 27, 2001




________
Deloitte
Touche
Tohmatsu
________

                   (This page was intentionally left blank.)

                   (This page was intentionally left blank.)

________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                                     [LOGO]

                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                                 CLASS C SHARES


                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2001


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

[LETTERHEAD]


                                 WST Growth Fund
                                  Annual Report
                                 Class C Shares

           "I like to buy stocks when the bears are giving them away."
                                                                  WARREN BUFFETT


The twelve-month period ending March 31, 2001, which coincides with the fiscal year of the WST Growth Fund, was one of the most challenging ever for stock investors. From its peak on March 24, 2000 to its bottom on March 22, 2001, the S&P 500 generated a total return including income of negative 26%. Many investors, particularly those in the tech sector, are now facing portfolio losses of 60% percent or more. Fear is rampant on Wall Street, having overwhelmed its evil twin Greed, and owners of stocks are beginning to capitulate by selling into the market's weakness. Despite the continued declines in the first few days of April, we believe that the market is making a major bottom. It is more important now than ever to maintain a long-term perspective. History repeats itself and both the market's fundamentals and its technical patterns point to higher equity prices over the next twelve months. Unfortunately the fund suffered along with the market last year, declining 24.66% over the twelve-month period ending March 31st. This return is slightly below that of the S&P 500, which fell 21.7% over the same period.

We continue to fine-tune the holdings in your Fund in our ongoing effort to insure that you own the best quality companies possible. Quality is the key as investors seek safety in times of fear and these companies will participate fully in the improved market environment we expect to see soon.

Seasoned investors, who experienced similar volatility in 1990, 1994 and 1998, know that markets move in cycles and that this particularly painful bear phase is part of the long-term investment process. Investors who have joined us in the last eighteen months need to remain patient as we wait for the markets to present a few opportunities to generate profits. We appreciate your patience and hope this letter will help you gain confidence in the future of the companies you own and the Fund overall.

                     Stocks: From Overvalued To Undervalued?

One of the most widely known contrary indicators used by market technicians is the level of bearishness in the media. In recent weeks, bears have graced the covers of Time, Newsweek, Business Week and Fortune and the talking heads on CNBC have everyone feeling sick to their stomachs. Fortunately, this level of bearishness is often indicative of a market bottom and as usual the media will be late to the party when reporting the next phase of the bull market when it occurs.

As we discussed in previous letters, the current market turmoil is primarily the result of excessive valuations in general and a long overdue technology correction. As we discussed on several occasions, certain segments of the market were overvalued and the NASDAQ's 39% correction in 2000 came as no real surprise. By avoiding names like Cisco, JDS Uniphase and the entire dot com arena, we were able to minimize volatility last year. The 15% correction in the S&P 500 from March 2000 to December of 2000 was also well within the range of previous technical corrections throughout the `90s.

What has been surprising is the severity of the decline during 2001. The technology inventory correction has spread into the rest of the economy resulting in the most rapid deceleration of corporate profits ever recorded. Several CEOs have noted to us in conversations that they have never seen business slow down as quickly as in late 2000 and early 2001. The result has been a swing in the pendulum from overvaluation to undervaluation in many stocks.

                          Performance: No Place to Hide

The market performance numbers listed above indicate that unlike 1994 or last year, the U.S. stock market offered no place for investors to hide in the first part of 2001. All of the major asset classes produced negative performance with the technology laden NASDAQ once again leading the downturn. Cumulative losses for this index since its peak a year ago now stand at 65%, a startling number which even so, masks the real carnage of the internet sector where success has been defined by mere survival for the companies left standing. The 21.7% decline in the S&P 500 during the Fund's fiscal year is a figure on par with the other major bear markets experienced during the past 100 years. "Classic growth" investors suffered even more during the year as the Vanguard Growth Index Fund declined 38.5%. A number of major growth mutual funds have suffered cumulative declines of over 50%, thereby retracing all of the gains they posted in the heady market of 1997-1999.

In the midst of all of this misery, our bullish thesis is supported by our view that the current bear market has run its course. While historical averages are not precise predictors, this indicator suggests that we are nearing a bottom.

                     Growth vs. Value: Shift in Leadership?

We have spoken at length in previous letters about the ongoing performance battle between growth and value stocks. The chart we included in our last letter depicted the dramatic rebound in the value sector over the past twelve months, with value actually posting positive returns after several years of miserable performance. Wilbanks, Smith & Thomas is a core manager with an emphasis on growth. Our goal is to outperform the S&P 500 without the volatility suffered by each of the two investment disciplines as they rotate in and out of favor.

As a core manager, a fundamental part of our top down research involves an evaluation of the relative attractiveness of various sectors of the market. While it may take several more quarters to finish washing out certain richly valued parts of the market, many former growth stocks are now priced like value stocks. Microsoft, Dell Computer and Tellabs are examples of very high quality names in the tech sector, which through their declines, are now priced like old-fashioned value stocks. Like Mr. Buffett, we like to buy stocks when the bears are giving them away and we now have our sights set on a number of other great growth companies that are for the first time in several years trading at prices that we deem reasonable. We will take advantage of these great opportunities.

                   Sector Research: Watching the Fundamentals

During the first quarter several sectors sold off without significant fundamental deterioration and represent attractive areas for investment now. The financial and health care sectors are each down over 20% this year. Although each is impacted to an extent by the weaker economy, each has fundamentals that remain relatively strong.

The backdrop for the financial sector has rarely been better with falling interest rates, expanding profit margins, and strong credit quality. The WST Growth Fund owns a trophy team of stallions. These include names such as AFLAC, American Express, and American International Group, (representing 2.0%, 2.7%, and 2.5% of the Fund's net assets, respectively) and recent additions such as Marsh McLennan and JP Morgan Chase, (representing 3.1% and 2.7% of the Fund's net assets, respectively). These companies generate massive amounts of free cash flow and most have a global presence.

We believe the graying of the American public and the new generation of drug technologies over the next five years will drive the success of our health care investments. Major drug companies can now be purchased at P/E ratios close to that of the market, a compelling level given these businesses' unique growth and defensive characteristics. Merck, Johnson & Johnson, Pharmacia, and Schering-Plough, (representing 2.5%, 2.6%, 2.7%, and 2.6% of the Fund's net assets, respectively) each have enviable business models which sport 75% gross margins and billions of dollars of free cash flow. These companies are on sale and it's time to go shopping!!


                     Research: Regulation FD Raises the Bar

Wilbanks, Smith & Thomas' research team has been working diligently during the past five months as Regulation FD took full effect on Wall Street with rather tumultuous results. Under the new regulation, whenever a company, or person acting on its behalf, discloses material nonpublic information to certain specified persons (in general, securities market professionals or holders of the company's securities who may be expected to trade on the basis of the information), the issuer must make public disclosure of that same information simultaneously (for intentional disclosures), or promptly - at least within the later of (i) 24 hours or (ii) the beginning of the next New York Stock Exchange trading day - (for unintentional disclosures). The impact of the new rule coupled with the rapid change in economic conditions resulted in an earnings season resembling a minefield. Whereas companies used to manage the Street's expectations for their quarterly earnings by discreetly leaking bits of information to a few analysts, the information flow is very lumpy now. Companies remain quiet until the information gap concerns them, then they preannounce their expectations causing huge volatility in the price of their stock. In a positive economic environment these surprises would be good news. Unfortunately the new regulations come at a time when many business models are under pressure, so negative surprises are the norm.

As a result, our analysts are mining more information from sources outside of corporate management. While we feel that hearing management's spin is a critical part of the due diligence process, conversations with suppliers, customers, and lower level management often afford us a view of both company and industry trends before the Street sees them. While we deeply believe in the excellence of our management teams we are also fans of the Ronald Reagan "trust but verify" doctrine. Put pejoratively, we view corporate management as the suspect and we are detectives. In that role we want to interview all of the witnesses we can in addition to listening to the suspect's side of the story.

We have also increased our reliance on our internal earnings models rather than using Wall Street research as Reg FD has diminished the quality of the published material. To that end we have actually increased the time spent reviewing our estimates with senior management as well as the other industry contacts. For example, during the first quarter of 2001, we had private one-on-one meetings with the CEOs of Kimberly-Clark, WorldCom, and Dollar Tree Stores. These meetings reinforce our conviction that our business models will stand the test of the economic slowdown and will remain great investments in the future. We are very encouraged by the direction that this work is taking us, although the market conditions during the first quarter made it seem at times that these efforts were futile.

              Portfolio Management: Put Your Best Team On The Floor

When a basketball team reaches the key moment in a game, the coach makes sure he has his best team on the floor. We view portfolio management in the same light. It will be critical for investors to own the highest quality securities with the best fundamentals in order to take maximum advantage of the rally we expect over the next twelve months. Our goal is to make sure we have 30-40 stocks in your Fund, all of which are hitting on all cylinders, so that the portfolio is positioned to outperform the S&P 500 in a better environment.

Occasionally we are forced to eliminate companies that are not performing up to our expectations and we use these situations to upgrade the overall quality of the portfolio. Our recent swap out of Motorola and into Dell Computer (representing 2.6% of the Fund's net assets) is an example of such a swap. After considerable research including visits with Motorola management, we concluded that CEO Tom Galvin lacked the resources we felt he needed to deliver the results that we were attempting to achieve through our investment in the company. After repeated failures with what was formerly a great business model, we made the decision to sell Motorola and replace it with a company with better management and greater business visibility for the next twelve months.

Dell is run by the revered business leader, Michael Dell, and is clearly the "best in breed" within the PC sector in terms of its business model. Compaq, IBM, and Hewlett Packard are all suffering the pains of having to compete with Dell. We expect a mini boom in PC spending next year as corporations upgrade the technology purchased in 1998 and 1999 in anticipation of Y2K and Dell will lead the market out as the PC cycle turns more favorable.

In addition to the Dell trade, seasoned portfolios saw sales of partial positions in several other companies in order to rebalance portfolios. Positions trimmed back this quarter include Tyco, Lowe's, Oracle and AOL (now representing 3.1%, 2.0%, 1.8% and 2.4% of the Fund's net assets, respectively). These sales reduced positions back to a normal allocation and gave us the opportunity to invest the proceeds in new ideas.

                       Market Outlook: 2002 Looks Great!!!

While this letter focuses primarily on our views of certain sectors and stocks and on the research process, we realize that most investors are much more concerned with the macro picture as it relates to the short term direction of the stock market. Occasionally one of the press's "Perma Bears" will draw parallels between the U.S. market at current levels and during periods such as 1929 and the early `70s. We believe the underlying fundaments of the U.S. economy are dramatically different today than they were in those cases. Today's economy enjoys low inflation (3%), low interest rates (4.5% - 5%), a massive $6 trillion budget surplus, a healthy financial and banking system and a relatively peaceful global political backdrop. The U.S. economy is also supported by a very accommodative Federal Reserve, which has even recently shown its willingness to aggressively cut interest rates to stimulate economic growth. These actions contrast those of government officials in the late `20s or early `70s when interest rates actually increased despite economic weakness.

Another parallel we see being drawn is that between the U.S. stock market and the Japanese stock market. Again we believe this comparison is invalid given the abundance of capital and raw materials available in the U.S. While last year's internet bubble does resemble the Nikkei index in 1989, we remain convinced that the majority of the high quality, fast growing companies in the U.S. technology sector are approaching such reasonable valuations that strong returns are likely going forward.

We believe that the shake out that has occurred in technology will result in a more reasonably capitalized and well-positioned set of companies. We mentioned our belief that a major PC investment cycle should occur over the next 12 - 18 months as the productivity boom in the U.S. continues and there is a good chance that this up cycle will catch Wall Street off guard.

Most importantly, our outlook for corporate profit growth in 2002 is much stronger than many Wall Street analysts expect. The recent round of layoffs will result in lean and mean corporate structures and these revitalized corporate engines will generate substantially higher profit with any increase in top line revenue. For example, once General Electric lays off 60,000 workers from its Honeywell acquisition, the remaining company will be far more profitable as business rebounds. Also, 2002 corporate profits will be compared with a miserable 2001, providing investors with even greater year-over-year earnings growth.

Investors need to remember that the market is a discounting mechanism and "Mr. Market" always looks 9-12 months ahead. We believe large institutional investors will focus on the robust 2002 outlook during the next three months and will begin to bid U.S. stock prices higher. Our technical indicators look very promising, just as they did in December of 1987, January of 1991, August of 1994 and October of 1998. These were the times when the market outlook appeared most bleak, and each proved to be unique buying opportunities for investors who maintained a long-term focus and were able to ignore the Wall Street Journal and the shrill of CNBC.

                                     Summary

We sincerely appreciate your support and ability to maintain a long-term focus in what has been a unique and volatile market environment. The Fund is full of great growing businesses run by top management teams and this is what drives stock values over the long haul.

We continue to work diligently on the firm's website and anticipate a number of upgrades in the near future. Our goal over the next six to nine months is to keep the website more current and include more up to the minute data on our views of your companies. We have expanded the section which discusses current portfolio holdings and have long term plans to include an audio section which will enable clients to listen to interviews with the portfolio management team. We will keep you apprised of our activities in this area.

Finally we thank all of you for the outpouring of support and affection in response to the untimely passing of Norwood Thomas. His commitment to his clients and our firm was unwavering. We appreciate the continued confidence of these clients and look forward to maintaining the same commitment to service and attention to detail that was Norwood's trademark.

Please let us know if you have any further questions or comments. We hope you have a pleasant spring and we look forward to improved markets ahead.

Wayne F. Wilbanks
L. Norfleet Smith, Jr.
T. Carl Turnage
Lawrence A. Bernert, III
D. J. Kyle Elliott





   *Statistical data provided herein was obtained from the following sources:
                         Baseline Financial Services.*

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated. Important factors that could result in such differences, include general economic conditions such as inflation, recession and interest rates.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost.
--------------------------------------------------------------------------------

                                 WST GROWTH FUND
                                 Class C Shares

                     Performance Update - $10,000 Investment
                For the period from May 20, 1999 (Date of Initial
                      Public Investment) to March 31, 2001


[Line graph here]:

--------------------------------------------------------------------------------
          WST Growth Fund                   60% S&P 500 Total Return Index,
          Class C          S&P 500 Total    20% Russell 2000 Index and
          Shares           Return Index     20% Lehman Int. Govt/Corp Bond Index
--------------------------------------------------------------------------------

 5/20/99    $10,000          $10,000                 $10,000
 6/30/99     10,245           10,267                  10,202
 9/30/99      9,310            9,626                   9,708
12/31/99     10,575           11,058                  10,925
 3/31/00     10,720           11,311                  11,273
 6/30/00     10,398           11,011                  11,040
 9/30/00      9,778           10,904                  11,069
12/31/00      9,073           10,051                  10,484
 3/31/01      8,077            8,859                   9,710


This graph depicts the performance of the WST Growth Fund Class C Shares versus the S&P 500 Total Return Index and the combined index of 60% S&P 500 Total Return Index, 20% Russell 2000 Index and 20% Lehman Intermediate Government/Corporate Bond Index. It is important to note that the WST Growth Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns
                --------------------- ---------------------------
                       One Year          Since 5/20/99 (Date of
                                       Initial Public Investment)
                --------------------- ---------------------------
                       (24.66)%                (10.82)%
                --------------------- ---------------------------


>>   The graph  assumes  an initial  $10,000  investment  at May 20,  1999 (date
     ofinitial  public   investment).   All  dividends  and   distributions  are
     reinvested.

>> At March 31, 2001, the value of the WST Growth Fund Class C Shares would have decreased to $8,077 - a cumulative total investment return of (19.23)% since May 20, 1999.

>> At March 31, 2001, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $8,859 - a cumulative total investment return of (11.41)%; and a similar investment in the combined index of 60% S&P 500 Total Return Index, 20% Russell 2000 Index and 20% Lehman Intermediate Government/Corporate Bond Index ("Combined Index") would have decreased to $ 9,710 - a cumulative total investment return of (2.90)% since May 20, 1999. The S&P 500 Total Return Index will replace the Combined Index used for illustrative purposes in prior annual reports as the Investment Advisor feels that the S&P 500 Total Return Index is a more accurate representation of the WST Growth Fund's current investment strategy than the Combined Index. Prior to March 31, 2000, the investment strategy of the WST Growth Fund focused on equity and income securities. Subsequent to March 31, 2000, this strategy was modified to focus primarily on equity securities, such as those included in the S&P 500 Total Return Index. For the fiscal year ended March 31, 2001, the investment in the WST Growth Fund Class C Shares would have decreased in value by $2,644; the similar investment in the S&P 500 Total Return Index would have decreased in value by $2,452; and the similar investment in the Combined Index would have decreased in value by $1,563.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.24%

      Beverages - 3.13%
           Pepsico, Inc. .......................................................                    12,000               $   526,800
                                                                                                                         -----------

      Biopharmaceuticals - 2.69%
           Pharmacia Corporation ...............................................                     9,000                   453,330
                                                                                                                         -----------

      Building Materials - 1.97%
           Lowe's Companies, Inc. ..............................................                     5,700                   331,854
                                                                                                                         -----------

      Computers - 4.47%
        (a)Dell Computer Corporation ...........................................                    17,000                   436,688
        (a)Sun Microsystems, Inc. ..............................................                    20,500                   315,085
                                                                                                                         -----------
                                                                                                                             751,773
                                                                                                                         -----------
      Computer Software & Services - 9.74%
        (a)AOL Time Warner Inc. ................................................                    10,000                   402,500
           First Data Corporation ..............................................                     7,000                   417,970
        (a)Microsoft Corporation ...............................................                     9,500                   518,937
        (a)Oracle Corporation ..................................................                    20,000                   299,600
                                                                                                                         -----------
                                                                                                                           1,639,007
                                                                                                                         -----------
      Electrical Equipment - 3.31%
           Emerson Electric Co. ................................................                     9,000                   557,640
                                                                                                                         -----------

      Electronics - Semiconductor - 3.93%
           Intel Corporation ...................................................                    11,000                   289,437
           Texas Instruments Incorporated ......................................                    12,000                   371,760
                                                                                                                         -----------
                                                                                                                             661,197
                                                                                                                         -----------
      Entertainment - 2.38%
           The Walt Disney Company .............................................                    14,000                   400,260
                                                                                                                         -----------

      Financial - Banks, Money Centers - 5.66%
           Citigroup Inc. ......................................................                    11,166                   502,247
           J.P. Morgan Chase & Co. .............................................                    10,000                   449,000
                                                                                                                         -----------
                                                                                                                             951,247
                                                                                                                         -----------
      Financial Services - 5.53%
           American Express Company ............................................                    11,000                   454,300
           Fannie Mae ..........................................................                     6,000                   476,700
                                                                                                                         -----------
                                                                                                                             931,000
                                                                                                                         -----------
      Industrial Materials - Specialty - 2.97%
        (a)The AES Corporation .................................................                    10,000                   499,600
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Life & Health - 5.07%
           AFLAC  INCORPORATED ...................................................                   12,000              $   330,480
           Marsh & McLennan Companies, Inc. ......................................                    5,500                  522,610
                                                                                                                         -----------
                                                                                                                             853,090
                                                                                                                         -----------
      Insurance - Multiline - 4.43%
           American International Group, Inc. ....................................                    5,250                  422,625
           CIGNA Corporation .....................................................                    3,000                  321,780
                                                                                                                         -----------
                                                                                                                             744,405
                                                                                                                         -----------
      Medical Supplies - 2.60%
           Johnson & Johnson .....................................................                    5,000                  437,300
                                                                                                                         -----------

      Miscellaneous - Manufacturing - 3.08%
           Tyco International Ltd. ...............................................                   12,000                  518,760
                                                                                                                         -----------

      Oil & Gas - International - 2.47%
        (a)Noble Drilling Corporation ............................................                    9,000                  415,350
                                                                                                                         -----------

      Oil & Gas - Equipment & Services - 2.74%
           Schlumberger Limited ..................................................                    8,000                  460,880
                                                                                                                         -----------

      Oil & Gas - Exploration - 2.89%
           Exxon Mobil Corporation ...............................................                    6,000                  486,000
                                                                                                                         -----------

      Packaging & Containers - 3.23%
           Kimberly-Clark Corporation ............................................                    8,000                  542,800
                                                                                                                         -----------

      Pharmaceuticals - 5.08%
           Merck & Co., Inc. .....................................................                    5,500                  417,450
           Schering-Plough Corporation ...........................................                   12,000                  438,000
                                                                                                                         -----------
                                                                                                                             855,450
                                                                                                                         -----------
      Publishing - Newspaper - 2.68%
           The New York Times Company ............................................                   11,000                  450,340
                                                                                                                         -----------

      Retail - Drugstores - 2.78%
           CVS Corporation .......................................................                    8,000                  467,920
                                                                                                                         -----------

      Retail - General Merchandise - 3.09%
        (a)Dollar Tree Stores, Inc. ..............................................                   27,000                  520,171
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Telecommunications - 7.21%
           ALLTEL Corporation ..........................................................              6,500              $   340,990
        (a)Tellabs, Inc. ...............................................................             11,000                  447,563
           Verizon Communications Inc. .................................................              8,600                  423,980
                                                                                                                         -----------
                                                                                                                           1,212,533
                                                                                                                         -----------
      Utilities - Telecommunications - 3.11%
        (a)Worldcom, Inc. ..............................................................             28,000                  523,250
                                                                                                                         -----------

           Total Common Stocks (Cost $16,534,437) .........................................................               16,191,957
                                                                                                                         -----------

INVESTMENT COMPANY - 3.09%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Select Shares (Cost $520,468) .....................            520,468                  520,468
                                                                                                                         -----------



Total Value of Investments (Cost $17,054,905 (b)) ......................................              99.33 %            $16,712,425
Other Assets Less Liabilities ..........................................................               0.67 %                112,673
                                                                                                     ------              -----------
      Net Assets .......................................................................             100.00 %            $16,825,098
                                                                                                     ======              ===========



      (a) Non-income producing investment.

      (b) Aggregate cost for federal income tax purposes is $17,063,618.   Unrealized appreciation/(depreciation) of
          investments for federal income tax purposes is as follows:



           Unrealized appreciation .........................................................................            $ 1,286,877
           Unrealized depreciation .........................................................................             (1,638,070)
                                                                                                                        -----------

                      Net unrealized depreciation ..........................................................            $  (351,193)
                                                                                                                        ===========








See accompanying notes to financial statements



                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2001


ASSETS
      Investments, at value (cost $17,054,905) ........................................................                $ 16,712,425
      Cash ............................................................................................                         297
      Income receivable ...............................................................................                      15,058
      Receivable for investments sold .................................................................                     263,991
      Deferred organization expenses, net (note 4) ....................................................                      12,298
                                                                                                                       ------------

           Total assets ...............................................................................                  17,004,069
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      25,489
      Payable for investment purchases ................................................................                     153,000
      Other liabilities ...............................................................................                         482
                                                                                                                       ------------

           Total liabilities ..........................................................................                     178,971
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 16,825,098
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 17,578,781
      Accumulated net realized loss on investments ....................................................                    (411,203)
      Net unrealized depreciation on investments ......................................................                    (342,480)
                                                                                                                       ------------
                                                                                                                       $ 16,825,098
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($472,698 / 44,856 shares) .................................................................                $      10.54
                                                                                                                       ============

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($14,405,659 / 1,337,066 shares) ...........................................................                $      10.77
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($1,946,741 / 183,946 shares) ..............................................................                $      10.58
                                                                                                                       ============
      Maximum offering price per share (100 / 96.25 of $10.58) ........................................                $      10.99
                                                                                                                       ============








See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2001


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................              $     7,131
           Dividends .....................................................................................                  185,810
                                                                                                                        -----------

               Total income ..............................................................................                  192,941
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                  146,812
           Fund administration fees (note 2) .............................................................                   34,256
           Distribution and service fees - Investor Class Shares (note 3) ................................                   14,791
           Distribution and service fees - Class C Shares (note 3) .......................................                    3,791
           Custody fees ..................................................................................                    5,972
           Registration and filing administration fees (note 2) ..........................................                    6,108
           Fund accounting fees (note 2) .................................................................                   43,576
           Audit fees ....................................................................................                   13,501
           Legal fees ....................................................................................                   10,920
           Securities pricing fees .......................................................................                    3,069
           Shareholder recordkeeping fees ................................................................                   16,000
           Shareholder servicing expenses ................................................................                    9,000
           Registration and filing expenses ..............................................................                    5,701
           Printing expenses .............................................................................                   12,859
           Amortization of deferred organization expenses (note 4) .......................................                    8,227
           Trustee fees and meeting expenses .............................................................                    4,000
           Other operating expenses ......................................................................                    7,000
                                                                                                                        -----------

               Total expenses ............................................................................                  345,583
                                                                                                                        -----------

                    Net investment loss ..................................................................                 (152,642)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                  765,833
      Decrease in unrealized appreciation on investments .................................................               (5,697,958)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (4,932,125)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(5,084,767)
                                                                                                                        ===========




See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Year ended         Year ended
                                                                                                   March 31,          March 31,
                                                                                                     2001               2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS
     Operations
         Net investment loss .......................................................              $  (152,642)       $   (85,187)
         Net realized gain (loss) from investment transactions .....................                  765,833           (555,913)
         (Decrease) increase in unrealized appreciation on investments .............               (5,697,958)         2,771,724
                                                                                                  -----------        -----------
              Net (decrease) increase in net assets resulting from operations ......               (5,084,767)         2,130,624
                                                                                                  -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......                   75,933          5,744,786
                                                                                                  -----------        -----------

                     Total (decrease) increase in net assets .......................               (5,008,834)         7,875,410

NET ASSETS
     Beginning of year .............................................................               21,833,932         13,958,522
                                                                                                  -----------        -----------

     End of year ...................................................................              $16,825,098        $21,833,932
                                                                                                  ===========        ===========


(a) A summary of capital share activity follows:
                                                           -------------------------------------------------------------------------
                                                                      Year ended                            Year ended
                                                                    March 31, 2001                        March 31, 2000
                                                              Shares              Value             Shares              Value
                                                           -------------------------------------------------------------------------
---------------------------------------------------
                CLASS C SHARES
---------------------------------------------------
Shares sold .......................................              23,456        $   283,691             32,451        $   426,228 (b)
Shares redeemed ...................................             (11,052)          (137,035)                 0                  0 (b)
                                                            -----------        -----------        -----------        -----------
     Net increase .................................              12,404        $   146,656             32,451        $   426,228 (b)
                                                            ===========        ===========        ===========        ===========
---------------------------------------------------
          INSTITUTIONAL CLASS SHARES
---------------------------------------------------
Shares sold .......................................             364,928        $ 4,545,241            331,219        $ 4,408,827
Shares redeemed ...................................            (206,613)        (2,601,649)           (46,784)          (604,849)
                                                            -----------        -----------        -----------        -----------
     Net increase .................................             158,315        $ 1,943,592            284,435        $ 3,803,978
                                                            ===========        ===========        ===========        ===========
---------------------------------------------------
            INVESTOR CLASS SHARES
---------------------------------------------------
Shares sold .......................................              21,742        $   280,289            221,528        $ 2,686,217
Shares redeemed ...................................            (168,984)        (2,294,604)           (90,704)        (1,171,637)
                                                            -----------        -----------        -----------        -----------
     Net (decrease) increase ......................            (147,242)       $(2,014,315)           130,824        $ 1,514,580
                                                            ===========        ===========        ===========        ===========
---------------------------------------------------
                Fund Summary
---------------------------------------------------
Shares sold .......................................             410,126        $ 5,109,221            585,198        $ 7,521,272
Shares redeemed ...................................            (386,649)        (5,033,288)          (137,488)        (1,776,486)
                                                            -----------        -----------        -----------        -----------
     Net increase .................................              23,477        $    75,933            447,710        $ 5,744,786
                                                            ===========        ===========        ===========        ===========


(b) For the period beginning May 20, 1999 (date of initial public investment) through March 31, 2000.


See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year ended           Period ended
                                                                                                 March 31,             March 31,
                                                                                                   2001                2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................                        $   13.99            $   13.05

     (Loss) income from investment operations
         Net investment loss ............................................                            (0.16)               (0.06)
         Net realized and unrealized (loss) gain on investments .........                            (3.29)                1.00
                                                                                                 ---------            ---------

            Total from investment operations ............................                            (3.45)                0.94
                                                                                                 ---------            ---------

Net asset value, end of period ..........................................                        $   10.54            $   13.99
                                                                                                 =========            =========

Total return ............................................................                           (24.66)%               7.20 %
                                                                                                 =========            =========

Ratios/supplemental data
    Net assets, end of period ...........................................                        $ 472,698            $ 453,984
                                                                                                 =========            =========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ..................                             2.44 %               2.45 %(b)
         After expense reimbursements and waived fees ...................                             2.44 %               2.34 %(b)

     Ratio of net investment loss to average net assets
         Before expense reimbursements and waived fees ..................                            (1.45)%              (1.30)%(b)
         After expense reimbursements and waived fees ...................                            (1.45)%              (1.19)%(b)

     Portfolio turnover rate ............................................                            74.25 %              50.40 %


(a) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.
(b) Annualized.








See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES




------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended       Year ended       Year ended      Period ended
                                                                  March 31,        March 31,        March 31,        March 31,
                                                                    2001             2000             1999           1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ........................... $     14.20      $     12.77      $     11.29      $     10.02

     (Loss) income from investment operations
       Net investment loss .....................................       (0.08)           (0.04)            0.00             0.00
       Net realized and unrealized (loss) gain on investments ..       (3.35)            1.47             1.48             1.27
                                                                 -----------      -----------      -----------      -----------

         Total from investment operations ......................       (3.43)            1.43             1.48             1.27
                                                                 -----------      -----------      -----------      -----------

Net asset value, end of period ................................. $     10.77      $     14.20      $     12.77      $     11.29
                                                                 ===========      ===========      ===========      ===========

Total return ...................................................      (24.08)%          11.20 %          13.11 %          12.72 %
                                                                 ===========      ===========      ===========      ===========

Ratios/supplemental data
     Net assets, end of period ................................. $14,405,659      $16,737,026      $11,419,391      $ 6,376,193
                                                                 ===========      ===========      ===========      ===========

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ...........        1.68 %           1.68 %           2.08 %           3.15 %(b)
       After expense reimbursements and waived fees ............        1.68 %           1.60 %           1.75 %           1.75 %(b)

     Ratio of net investment (loss) income to average net assets
       Before expense reimbursements and waived fees ...........       (0.69)%          (0.45)%          (0.35)%          (1.31)%(b)
       After expense reimbursements and waived fees ............       (0.69)%          (0.37)%          (0.01)%           0.09 %(b)

     Portfolio turnover rate ...................................       74.25 %          50.40 %          31.11 %          23.64 %


(a) For the period from September 30, 1997 (date of initial public investment) to March 31, 1998.
(b) Annualized.







See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended       Year ended       Year ended       Period ended
                                                                  March 31,        March 31,        March 31,         March 31,
                                                                    2001             2000             1999            1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .......................     $     14.02      $     12.67      $     11.26      $     10.22

     (Loss) income from investment operations
       Net investment loss .................................           (0.18)           (0.10)           (0.04)           (0.01)
       Net realized and unrealized (loss) gain on investments          (3.26)            1.45             1.45             1.05
                                                                 -----------      -----------      -----------      -----------

         Total from investment operations ..................           (3.44)            1.35             1.41             1.04
                                                                 -----------      -----------      -----------      -----------

Net asset value, end of period .............................     $     10.58      $     14.02      $     12.67      $     11.26
                                                                 ===========      ===========      ===========      ===========

Total return (b) ...........................................          (24.47)%          10.66 %          12.52 %          10.19 %
                                                                 ===========      ===========      ===========      ===========

Ratios/supplemental data
     Net assets, end of period .............................     $ 1,946,741      $ 4,642,922      $ 2,539,131      $   763,186
                                                                 ===========      ===========      ===========      ===========


     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees .......            2.14 %           2.15 %           2.56 %           3.63 %(c)
       After expense reimbursements and waived fees ........            2.14 %           2.10 %           2.25 %           2.25 %(c)

     Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees .......           (1.13)%          (0.93)%          (0.84)%          (1.70)%(c)
       After expense reimbursements and waived fees ........           (1.13)%          (0.88)%          (0.53)%          (0.31)%(c)

     Portfolio turnover rate ...............................           74.25 %          50.40 %          31.11 %          23.64 %

(a)  For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.
(b)  Total return does not reflect payment of a sales charge.
(c)  Annualized.






See accompanying notes to financial statements


                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The WST Growth Fund (the "Fund"), an open-end investment company formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Board of Trustees of the Trust approved on March 15, 1999 a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $402,490, of which $38,052 expires in the year 2007 and $364,438 expires in the year 2008. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $152,642 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid in capital.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001


                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. From April 1, 2000 to November 30, 2000, the Administrator also received a monthly fee of $2,000 for accounting and record-keeping services. Beginning December 1, 2000, this fee was adjusted to $2,250 per month, plus 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2001


         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $14,791 of such expenses for the Investor Class Shares and $3,791 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2001.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $14,066,608 and $14,567,624, respectively, for the year ended March 31, 2001.

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                                       Deloitte
                                                                       & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Nottingham Investment Trust II and Shareholders of WST Growth Fund:


We have audited the accompanying statement of assets and liabilities of WST Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
April 27, 2001




________
Deloitte
Touche
Tohmatsu
________

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________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.